UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549


                            FORM N-CSR


      CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES


Investment Company Act file number 811-21198
                                   811-21301

Name of Fund:  WCMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, WCMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 04/01/04 - 03/31/05

Item 1 -   Report to Stockholders


WCMA Tax-Exempt Fund


Annual Report
March 31, 2005


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


WCMA Tax-Exempt Fund
Box 9011
Princeton, NJ
08543-9011


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WCMA Tax-Exempt Fund


Portfolio Holdings*


Put Bonds--11.4%
Fixed Rate Notes--17.2%
Tax-Exempt Commercial Paper--7.0%
Variable Rate Demand Obligations--64.4%


* Based on total market value of the Trust as of March 31, 2005.
  Investments are valued at amortized cost, which approximates market value.


Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


A Letter From the President


Dear Shareholder

Financial markets broadly posted positive returns over the most recent reporting period, with international equities providing some of the most impressive results.

Total Returns as of March 31, 2005                                     6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                             + 6.88%        + 6.69%
Small-cap U.S. equities (Russell 2000 Index)                            + 8.00         + 5.41
International equities (MSCI Europe Australasia Far East Index)         +15.13         +15.06
Fixed income (Lehman Brothers Aggregate Bond Index)                     + 0.47         + 1.15
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          + 1.21         + 2.67
High yield bonds (Credit Suisse First Boston High Yield Index)          + 3.39         + 7.84


The U.S. economy continued to show resilience in the face of the Federal Reserve Board's (the Fed's) continued interest rate hikes and, more recently, higher oil prices. The Fed's measured tightening program brought the federal funds rate to 2.75% by period-end as the central bank continued its campaign to combat emergent inflation.

In fact, business costs have been rising, which is beginning to put pressure on corporate profit margins. Consumer prices have been moving up as well, particularly in the areas of gasoline prices, healthcare costs, housing and education.

U.S. equities ended 2004 in a strong rally, but stumbled into negative territory in the first quarter of 2005. On the positive side, corporations have been accelerating their hiring plans, capital spending remains reasonably robust and merger-and-acquisition activity has increased. Offsetting the positives are slowing corporate earnings growth, renewed energy price concerns and the potential for an economic slowdown later this year. International equities, especially in Asia, have benefited from higher economic growth rates. China, in particular, recorded growth of more than 9% in 2004.

In the bond market, long-term interest rates finally began to inch higher while significant increases have been recorded on the short end. This resulted in a flattening of the yield curve throughout much of the current reporting period. At March 31, 2005, the two-year Treasury note yielded 3.80% and the 10-year note yielded 4.50%, a difference of 70 basis points (.70%). This compared to a spread of 151 basis points six months earlier and 226 basis points 12 months ago.

Looking ahead, the environment is likely to be a challenging one for investors, with diversification and selectivity becoming increasingly important themes. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Trustee



WCMA TAX-EXEMPT FUND, MARCH 31, 2005


A Discussion With Your Fund's Portfolio Manager


In anticipation of rising interest rates, we shifted our focus from fixed rate securities to variable rate demand notes, securities that quickly reflect changes in market rates.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2005, WCMA Tax-Exempt Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized yields of .19%, .56%, .92% and .92%, respectively. For the six-month period ended March 31, 2005, the Fund's Class 1,
Class 2, Class 3 and Class 4 Shares paid shareholders net annualized yields of .34%, .86%, 1.22% and 1.22%, respectively. As of March 31, 2005, the Fund had seven-day yields of .64% for Class 1, 1.17% for Class 2, 1.53% for Class 3 and 1.53% for Class 4.

The Fund performed above the average of its iMoneyNet peers over the past 12 months. Early in the period, we continued to focus on overweighting fixed rate notes. This strategy enhanced the Fund's performance in a market environment characterized by a positively sloping yield curve. In mid-2004, however, it was becoming apparent that the Federal Reserve Board (the Fed) would embark on an ambitious tightening of the nation's monetary policy through a series of interest rate increases. Between June 2004 and March 2005, the Fed raised short-term interest rates 25 basis points (.25%) at seven consecutive meetings, bringing the federal funds rate from 1% to 2.75%.

Higher interest rates led us to adopt a more defensive investment strategy. With short-term interest rates rising, the yield curve
(a graphical representation of bond yields) has flattened, causing shorter-term variable rate demand notes (VRDNs) to outperform longer fixed rate notes during the last five months of the period. We reacted to this market shift by letting the Fund's average portfolio maturity drift lower. Specifically, we reduced the portfolio's exposure to fixed rate notes while reinvesting those proceeds in VRDNs and tax-exempt commercial paper. VRDNs react quickly to changes in short-term interest rates because the notes' rates are reset either daily or weekly. We also limited our investments in tax-exempt commercial paper to a maturity range of 30 days - 60 days to try to keep pace with the rising rate cycle.

Our more conservative investment approach in a rising interest rate environment contributed to the Fund's solid performance during the second half of the reporting period, while maintaining a longer-than-neutral portfolio maturity added favorably to results during the first half of the Fund's fiscal year.


What changes were made to the portfolio during the period?

The most significant change during the fiscal year was our shift toward a more conservative investment strategy in the last six months. In prior periods, we were overweighting fixed rate notes to take advantage of stable or falling interest rates and a positively sloped yield curve. We also maintained a weighted average portfolio maturity that was slightly longer than neutral relative to our peer group and norms for the Fund.

Since we expected that short-term interest rates would rise in line with the Fed's anticipated monetary tightening, we began to restructure the portfolio in the middle of 2004. We let the Fund's average portfolio maturity drift lower - from 55 days - 60 days in the second quarter of 2004 to a slightly below neutral
30 days - 35 days at period-end. We underweighted fixed rate notes because the flattening yield curve reduced the reward for taking on extra interest rate risk. In addition, on a historical basis, these tax-exempt fixed notes were expensive relative to their taxable alternatives. We replaced the fixed rate securities with VRDNs - both daily and weekly - because these types of securities quickly reflect the rate changes occurring in the market. Fixed rate notes, once making up more than 22% of the portfolio, represented approximately 17% of the portfolio at period-end, with most maturing in less than 90 days.



WCMA TAX-EXEMPT FUND, MARCH 31, 2005



How would you characterize the portfolio's position at the close of the period?

Generally, the short-term tax-exempt market is driven by technical factors - such as supply and demand - during the second quarter of the year, and this can lead to volatile yields for short-term tax-exempt securities. In addition to the possibility of additional interest rate increases from the Fed, we're entering a period that tends to bring redemptions out of money market funds, as taxpayers withdraw funds to pay their income tax bills. In the spring and early summer, we traditionally see heavy new issuance of fixed rate notes, as this represents fiscal year-end for most municipalities, prompting borrowing to balance budget deficits.

The combination of these factors is expected to lead to higher interest rates in April and May, which may create an opportunity for us to purchase securities at higher yields and lock in a higher rate of accrual for the Fund. Also, the large percentage of fixed rate notes maturing out of the portfolio in June should provide us with an opportunity to reinvest assets at higher prevailing interest rates.

In summary, we believe the Trust is well positioned to take advantage of higher interest rates in the near future. We will continue to closely monitor the credit quality of the portfolio's investments while attempting to offer our shareholders an attractive yield.


Peter J. Hayes
Vice President and Portfolio Manager


April 14, 2005



WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Disclosure of Expenses


Shareholders of this Fund may incur the following charges:
(a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2004 and held through March 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                  Expenses Paid
                                                          Beginning              Ending         During the Period*
                                                        Account Value        Account Value      October 1, 2004 to
                                                          October 1,           March 31,            March 31,
                                                             2004                 2005                 2005
Actual

Class 1                                                     $1,000             $1,001.70              $7.24
Class 2                                                     $1,000             $1,004.30              $4.55
Class 3                                                     $1,000             $1,006.10              $2.80
Class 4                                                     $1,000             $1,006.10              $2.80

Hypothetical (5% annual return before expenses)**

Class 1                                                     $1,000             $1,017.70              $7.29
Class 2                                                     $1,000             $1,020.39              $4.58
Class 3                                                     $1,000             $1,022.14              $2.82
Class 4                                                     $1,000             $1,022.14              $2.82

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.45% for Class 1, .91% for Class 2, .56% for Class 3 and .56% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Statement of Assets and Liabilities                                                                    WCMA Tax-Exempt Fund

As of March 31, 2005
Assets

           Investment in Master Tax-Exempt Trust (the "Trust"), at value
           (identified cost--$716,967,676)                                                                  $   716,967,676
           Prepaid expenses                                                                                         164,362
                                                                                                            ---------------
           Total assets                                                                                         717,132,038
                                                                                                            ---------------

Liabilities

           Payables:
               Administrator                                                              $       128,814
               Distributor                                                                         46,516
               Affiliates                                                                          14,057           189,387
                                                                                          ---------------
           Accrued expenses and other liabilities                                                                    22,550
                                                                                                            ---------------
           Total liabilities                                                                                        211,937
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   716,920,101
                                                                                                            ===============

Net Assets Consist of

           Class 1 Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                                $     4,147,348
           Class 2 Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                                     17,411,338
           Class 3 Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                                     36,747,795
           Class 4 Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                                     13,394,036
           Paid-in capital in excess of par                                                                     645,189,493
           Undistributed investment income--net                                           $       115,158
           Accumulated realized capital loss allocated from the Trust--net                       (85,067)
                                                                                          ---------------
           Total accumulated gains--net                                                                              30,091
                                                                                                            ---------------
           Net Assets                                                                                       $   716,920,101
                                                                                                            ===============

Net Asset Value

           Class 1--Based on net assets of $41,468,681 and 41,473,482 shares of
           beneficial interest outstanding                                                                  $          1.00
                                                                                                            ===============
           Class 2--Based on net assets of $174,093,641 and 174,113,384 shares of
           beneficial interest outstanding                                                                  $          1.00
                                                                                                            ===============
           Class 3--Based on net assets of $367,434,100 and 367,477,948 shares of
           beneficial interest outstanding                                                                  $          1.00
                                                                                                            ===============
           Class 4--Based on net assets of $133,923,679 and 133,940,357 shares of
           beneficial interest outstanding                                                                  $          1.00
                                                                                                            ===============
           See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Statement of Operations                                                                                WCMA Tax-Exempt Fund

For the Year Ended March 31, 2005
Investment Income

           Interest                                                                                         $        11,623
           Net investment income allocated from the Trust:
               Interest and amortization of premium and discount earned                                          10,629,761
               Expenses                                                                                         (1,105,951)
                                                                                                            ---------------
           Total income                                                                                           9,535,433
                                                                                                            ---------------

Expenses

           Administration fees                                                            $     1,809,234
           Account maintenance and distribution fees--Class 3                                   1,376,349
           Account maintenance and distribution fees--Class 2                                   1,110,673
           Registration fees                                                                      737,125
           Account maintenance and distribution fees--Class 4                                     556,033
           Account maintenance and distribution fees--Class 1                                     365,687
           Printing and shareholder reports                                                        44,076
           Professional fees                                                                       34,887
           Transfer agent fees--Class 3                                                            23,540
           Offering costs                                                                          18,185
           Transfer agent fees--Class 2                                                            10,702
           Transfer agent fees--Class 4                                                             9,899
           Transfer agent fees--Class 1                                                             2,476
           Other                                                                                   18,035
                                                                                          ---------------
           Total expenses before waiver and reimbursement                                       6,116,901
           Waiver and reimbursement of expenses                                               (2,332,838)
                                                                                          ---------------
           Total expenses after waiver and reimbursement                                                          3,784,063
                                                                                                            ---------------
           Investment income--net                                                                                 5,751,370
                                                                                                            ---------------

Realized Loss Allocated from the Trust--Net

           Realized loss--net                                                                                      (68,340)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $     5,683,030
                                                                                                            ===============
           See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Statements of Changes in Net Assets                                                                    WCMA Tax-Exempt Fund

                                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2005               2004
Operations

           Investment income--net                                                         $     5,751,370   $     1,868,102
           Realized loss--net                                                                    (68,340)          (16,727)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 5,683,030         1,851,375
                                                                                          ---------------   ---------------

Dividends to Shareholders

           Investment income--net:
               Class 1                                                                           (70,573)           (8,457)
               Class 2                                                                          (921,522)         (164,716)
               Class 3                                                                        (3,415,110)       (1,176,261)
               Class 4                                                                        (1,344,165)         (518,671)
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends to shareholders                (5,751,370)       (1,868,105)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

           Net increase (decrease) in net assets derived from beneficial interest
           transactions                                                                      (11,914,199)       728,819,302
                                                                                          ---------------   ---------------

Net Assets

           Total increase (decrease) in net assets                                           (11,982,539)       728,802,572
           Beginning of year                                                                  728,902,640           100,068
                                                                                          ---------------   ---------------
           End of year*                                                                   $   716,920,101   $   728,902,640
                                                                                          ===============   ===============
               * Undistributed investment income--net                                     $       115,158   $        71,973
                                                                                          ===============   ===============
                 See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Financial Highlights                                                                                   WCMA Tax-Exempt Fund
                                                                                             Class 1

                                                                                                            For the Period
                                                                                For the Year Ended         March 20, 2003++
The following per share data and ratios have been derived                           March 31,                to March 31,
from information provided in the financial statements.                        2005               2004            2003
Per Share Operating Performance

           Net asset value, beginning of period                          $        1.00      $        1.00     $        1.00
                                                                         -------------      -------------     -------------
           Investment income--net                                               --++++             --++++            --++++
           Realized loss--net                                                     --**               --**                --
                                                                         -------------      -------------     -------------
           Total from investment operations                                     --++++             --++++            --++++
                                                                         -------------      -------------     -------------
           Less dividends from investment income--net                             --**               --**              --**
                                                                         -------------      -------------     -------------
           Net asset value, end of period                                $        1.00      $        1.00     $        1.00
                                                                         =============      =============     =============
           Total Investment Return                                                .19%               .04%              .03%
                                                                         =============      =============     =============

Ratios to Average Net Assets

           Total expenses, net of waiver and reimbursement*                      1.30%              1.02%              .01%
                                                                         =============      =============     =============
           Total expenses*                                                       1.52%              1.53%              .01%
                                                                         =============      =============     =============
           Total investment income and realized loss--net                         .18%               .04%              .03%
                                                                         =============      =============     =============

Supplemental Data

           Net assets, end of period (in thousands)                      $      41,469      $      37,485     $          25
                                                                         =============      =============     =============



                                                                                                      Class 2

                                                                                                            For the Period
                                                                                For the Year Ended         March 20, 2003++
The following per share data and ratios have been derived                           March 31,                to March 31,
from information provided in the financial statements.                        2005               2004            2003
Per Share Operating Performance

           Net asset value, beginning of period                          $        1.00      $        1.00     $        1.00
                                                                         -------------      -------------     -------------
           Investment income--net                                                  .01             --++++            --++++
           Realized loss--net                                                     --**               --**                --
                                                                         -------------      -------------     -------------
           Total from investment operations                                        .01             --++++            --++++
                                                                         -------------      -------------     -------------
           Less dividends from investment income--net                            (.01)               --**              --**
                                                                         -------------      -------------     -------------
           Net asset value, end of period                                $        1.00      $        1.00     $        1.00
                                                                         =============      =============     =============
           Total Investment Return                                                .57%               .15%              .03%
                                                                         =============      =============     =============

Ratios to Average Net Assets

           Total expenses, net of waiver and reimbursement*                       .91%               .91%              .01%
                                                                         =============      =============     =============
           Total expenses*                                                       1.20%              1.22%              .01%
                                                                         =============      =============     =============
           Total investment income and realized loss--net                         .55%               .15%              .03%
                                                                         =============      =============     =============

Supplemental Data

           Net assets, end of period (in thousands)                      $     174,094      $     175,594     $          25
                                                                         =============      =============     =============

             * Includes the Fund's share of the Trust's allocated expenses.

            ** Amount is less than $(.01) per share.

            ++ Effective date of the Fund's registration.

          ++++ Amount is less than $.01 per share.

               See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Financial Highlights (concluded)                                                                       WCMA Tax-Exempt Fund

                                                                                             Class 3

                                                                                                            For the Period
                                                                                For the Year Ended         March 20, 2003++
The following per share data and ratios have been derived                           March 31,                to March 31,
from information provided in the financial statements.                        2005               2004            2003
Per Share Operating Performance

           Net asset value, beginning of period                          $        1.00      $        1.00     $        1.00
                                                                         -------------      -------------     -------------
           Investment income--net                                                  .01                .01            --++++
           Realized loss--net                                                     --**               --**                --
                                                                         -------------      -------------     -------------
           Total from investment operations                                        .01                .01            --++++
                                                                         -------------      -------------     -------------
           Less dividends from investment income--net                            (.01)              (.01)              --**
                                                                         -------------      -------------     -------------
           Net asset value, end of period                                $        1.00      $        1.00     $        1.00
                                                                         =============      =============     =============
           Total Investment Return                                                .93%               .50%              .03%
                                                                         =============      =============     =============

Ratios to Average Net Assets

           Total expenses, net of waiver and reimbursement*                       .56%               .55%              .01%
                                                                         =============      =============     =============
           Total expenses*                                                        .90%               .92%              .01%
                                                                         =============      =============     =============
           Total investment income and realized loss--net                         .91%               .50%              .03%
                                                                         =============      =============     =============

Supplemental Data

           Net assets, end of period (in thousands)                      $     367,434      $     360,243     $          25
                                                                         =============      =============     =============


                                                                                             Class 4

                                                                                                            For the Period
                                                                                For the Year Ended         March 20, 2003++
The following per share data and ratios have been derived                           March 31,                to March 31,
from information provided in the financial statements.                        2005               2004            2003
Per Share Operating Performance

           Net asset value, beginning of period                          $        1.00      $        1.00     $        1.00
                                                                         -------------      -------------     -------------
           Investment income--net                                                  .01                .01            --++++
           Realized loss--net                                                     --**               --**                --
                                                                         -------------      -------------     -------------
           Total from investment operations                                        .01                .01            --++++
                                                                         -------------      -------------     -------------
           Less dividends from investment income--net                            (.01)              (.01)              --**
                                                                         -------------      -------------     -------------
           Net asset value, end of period                                $        1.00      $        1.00     $        1.00
                                                                         =============      =============     =============
           Total Investment Return                                                .93%               .50%              .03%
                                                                         =============      =============     =============

Ratios to Average Net Assets

           Total expenses, net of waiver and reimbursement*                       .55%               .55%              .01%
                                                                         =============      =============     =============
           Total expenses*                                                        .90%               .92%              .01%
                                                                         =============      =============     =============
           Total investment income and realized loss--net                         .88%               .50%              .03%
                                                                         =============      =============     =============

Supplemental Data

           Net assets, end of period (in thousands)                      $     133,924      $     155,581     $          25
                                                                         =============      =============     =============

             * Includes the Fund's share of the Trust's allocated expenses.

            ** Amount is less than $(.01) per share.

            ++ Effective date of the Fund's registration.

          ++++ Amount is less than $.01 per share.

               See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005



Notes to Financial Statements
WCMA Tax-Exempt Fund


1. Significant Accounting Policies:
WCMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Tax-Exempt Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2005 was approximately 7.4%. The Fund is divided into multiple classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agent costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class), realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial
Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

(g) Reclassification--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $43,185 has been reclassified between paid-in capital in excess of par and undistributed net investment income as a result of permanent differences attributable to nondeductible expenses. This reclassification has no effect on net assets or net asset values per share.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted a Distribution Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:



WCMA TAX-EXEMPT FUND, MARCH 31, 2005



Notes to Financial Statements (continued)
WCMA Tax-Exempt Fund


                              Account
                          Maintenance           Distribution
                                  Fee                    Fee

Class 1                          .25%                   .75%
Class 2                          .25%                  .425%
Class 3                          .25%                  .125%
Class 4                          .25%                  .125%

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .35% higher than that of CMA Tax-Exempt Fund, and Class 3 and Class 4 Shares are equal to that of CMA Tax-Exempt Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For the year ended March 31, 2005, FAM and MLPF&S earned fees of $1,809,234 and $3,408,742, respectively, of which $2,332,838 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net increase (decrease) in net assets derived from beneficial interest transactions was $(11,914,199) and $728,819,302 for the years ended March 31, 2005 and March 31, 2004, respectively.

Transactions in shares of beneficial interest for each class were as follows:




Class 1 Shares for the Year                                  Dollar
Ended March 31, 2005                      Shares             Amount

Shares sold                          719,926,954    $   719,926,954
Shares issued to shareholders
   in reinvestment of dividends           70,585             70,585
                                 ---------------    ---------------
Total issued                         719,997,539        719,997,539
Shares redeemed                    (716,010,431)      (716,010,431)
                                 ---------------    ---------------
Net increase                           3,987,108    $     3,987,108
                                 ===============    ===============


Class 1 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                          417,444,726    $   417,444,726
Shares issued to shareholders
   in reinvestment of dividends            8,457              8,457
Shares issued in connection with
   the bulk transfer of WCMA
   shareholder assets                 33,362,827         33,362,827
                                 ---------------    ---------------
Total issued                         450,816,010        450,816,010
Shares redeemed                    (413,354,653)      (413,354,653)
                                 ---------------    ---------------
Net increase                          37,461,357    $    37,461,357
                                 ===============    ===============


Class 2 Shares for the Year                                  Dollar
Ended March 31, 2005                      Shares             Amount

Shares sold                        1,106,442,196    $ 1,106,442,196
Shares issued to shareholders
   in reinvestment of dividends          921,520            921,520
                                 ---------------    ---------------
Total issued                       1,107,363,716      1,107,363,716
Shares redeemed                  (1,108,848,260)    (1,108,848,260)
                                 ---------------    ---------------
Net decrease                         (1,484,544)    $   (1,484,544)
                                 ===============    ===============


Class 2 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                          721,623,873    $   721,623,873
Shares issued to shareholders
   in reinvestment of dividends          164,649            164,649
Shares issued in connection with
   the bulk transfer of WCMA
   shareholder assets                194,094,762        194,094,762
                                  --------------    ---------------
Total issued                         915,883,284        915,883,284
Shares redeemed                    (740,310,373)      (740,310,373)
                                  --------------    ---------------
Net increase                         175,572,911    $   175,572,911
                                  ==============    ===============



WCMA TAX-EXEMPT FUND, MARCH 31, 2005



Notes to Financial Statements (concluded)
WCMA Tax-Exempt Fund



Class 3 Shares for the Year                                  Dollar
Ended March 31, 2005                      Shares             Amount

Shares sold                        2,737,188,046    $ 2,737,188,046
Shares issued to shareholders
   in reinvestment of dividends        3,415,110          3,415,110
                                 ---------------    ---------------
Total issued                       2,740,603,156      2,740,603,156
Shares redeemed                  (2,733,376,850)    (2,733,376,850)
                                 ---------------    ---------------
Net increase                           7,226,306    $     7,226,306
                                 ===============    ===============


Class 3 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                        1,417,702,524    $ 1,417,702,524
Shares issued to shareholders
   in reinvestment of dividends        1,176,260          1,176,260
Shares issued in connection with
   the bulk transfer of WCMA
   shareholder assets                380,311,363        380,311,363
                                 ---------------    ---------------
Total issued                       1,799,190,147      1,799,190,147
Shares redeemed                  (1,438,963,522)    (1,438,963,522)
                                 ---------------    ---------------
Net increase                         360,226,625    $   360,226,625
                                 ===============    ===============


Class 4 Shares for the Year                                  Dollar
Ended March 31, 2005                      Shares             Amount

Shares sold                        2,139,535,263    $ 2,139,535,263
Shares issued to shareholders
   in reinvestment of dividends        1,344,165          1,344,165
                                 ---------------    ---------------
Total issued                       2,140,879,428      2,140,879,428
Shares redeemed                  (2,162,522,497)    (2,162,522,497)
                                 ---------------    ---------------
Net decrease                        (21,643,069)    $  (21,643,069)
                                 ===============    ===============


Class 4 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                        1,332,368,690    $ 1,332,368,690
Shares issued to shareholders
   in reinvestment of dividends          518,671            518,671
Shares issued in connection with
   the bulk transfer of WCMA
   shareholder assets                133,488,432        133,488,432
                                 ---------------    ---------------
Total issued                       1,466,375,793      1,466,375,793
Shares redeemed                  (1,310,817,384)    (1,310,817,384)
                                 ---------------    ---------------
Net increase                         155,558,409    $   155,558,409
                                 ===============    ===============


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2005 and March 31, 2004 was as follows:

                                       3/31/2005          3/31/2004

Distributions paid from:
   Tax-exempt income               $   5,751,370      $   1,868,105
                                   -------------      -------------
Total distributions                $   5,751,370      $   1,868,105
                                   =============      =============


As of March 31, 2005, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
On March 31, 2005, the Fund had a net capital loss carryforward of approximately $38,450, of which $18,557 expires in 2012 and $19,893 expires in 2013. This amount will be available to offset like amounts of any future taxable gains.



WCMA TAX-EXEMPT FUND, MARCH 31, 2005



Report of Independent Registered Public Accounting Firm
WCMA Tax-Exempt Fund


To the Shareholders and Board of Trustees of WCMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Tax-Exempt Fund as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Tax-Exempt Fund as of March 31, 2005, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 20, 2005



Important Tax Information (unaudited)


All of the net investment income distributions paid by WCMA
Tax-Exempt Fund during the taxable year ended March 31, 2005 qualify as tax-exempt interest dividends for federal income tax purposes.



WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments                                                   Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Alabama--3.0%    $  96,755    Alabama Special Care Facilities Financing Authority, Mobile Revenue
                              Refunding Bonds (Ascension Health Credit), VRDN, Series B, 2.28%
                              due 11/15/2039 (j)                                                                $    96,755
                    52,900    Birmingham, Alabama, Special Care Facilities, Financing Authority,
                              Revenue Refunding Bonds (Ascension Health Credit), VRDN, Series B, 2.22%
                              due 11/15/2039 (j)                                                                     52,900
                    20,000    Columbia, Alabama, IDB, Revenue Bonds (Alabama Power Company Project), VRDN,
                              AMT, 2.26% due 11/01/2021 (j)                                                          20,000
                    27,765    Daphne, Alabama, Special Care Facilities Financing Authority Revenue Bonds,
                              FLOATS, VRDN, Series 593, 2.20% due 8/15/2008 (j)(k)                                   27,765
                    12,450    Daphne, Alabama, Special Care Facilities Financing Authority, Revenue Refunding
                              Bonds (Presbyterian), VRDN, Series B, 2.16% due 8/15/2023 (a)(j)                       12,450
                     1,000    Decatur, Alabama, IDB, Environmental Facilities Revenue Bonds (BP Amoco Chemical
                              Company Project), VRDN, AMT, 2.28% due 11/01/2035 (j)                                   1,000
                     4,255    Eagle Tax-Exempt Trust, Birmingham, Alabama, Water and Sewer, VRDN, Series
                              2002-6009, Class A, 2.32% due 1/01/2043 (f)(j)                                          4,255
                              Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding
                              Bonds, VRDN, Series 2002 (b)(j):
                     7,835       Class 6015, 2.16% due 2/01/2032                                                      7,835
                     3,000       Class 6016, 2.16% due 2/01/2038                                                      3,000
                    32,700    Jefferson County, Alabama, Limited Obligation School Warrants, VRDN, Series B,
                              2.15% due 1/01/2027 (a)(j)                                                             32,700
                     5,000    Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6,
                              2.13% due 2/01/2040 (i)(j)                                                              5,000
                    18,000    Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds (Mead
                              Corporation Project), VRDN, AMT, Series B, 2.34% due 4/01/2033 (j)                     18,000
                     6,300    Stevenson, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                              (Mead Corporation Project), VRDN, AMT, Series C, 2.34% due 11/01/2033 (j)               6,300

Alaska--0.7%        19,400    Alaska Industrial Development and Export Authority Revenue Bonds, ROCS, VRDN,
                              Series II-R-320, 2.16% due 4/01/2034 (e)(j)                                            19,400
                     6,265    Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552, 2.16% due 6/01/2012 (f)(j)            6,265
                              Valdez, Alaska, Marine Terminal Revenue Refunding Bonds, VRDN (j):
                    16,155       (BP Pipelines Inc. Project), Series B, 2.23% due 7/01/2037                          16,155
                    24,800       (ConocoPhillips Project), 1.80% due 6/01/2005                                       24,800
                     5,500       (ConocoPhillips Transportation Project), 1.47% due 5/01/2005                         5,500

Arizona--2.5%       33,000    Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series
                              83-A, 2.35% due 12/15/2018 (j)                                                         33,000
                     3,000    Arizona School Facilities Board, COP, Refunding, ROCS, VRDN, Series II-R-7001,
                              2.16% due 9/01/2017 (b)(j)                                                              3,000
                    10,000    Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                              Series 420, 2.18% due 1/01/2010 (j)                                                    10,000
                              Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds:
                    28,556       FLOATS, VRDN, AMT, Series 707, 2.22% due 12/01/2036 (j)                             28,556
                    17,983       Series A, 2.911% due 9/01/2005                                                      17,983
                    68,595       Series B, 2.757% due 9/01/2005                                                      68,595
                    71,611    Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series A, 2.882%
                              due 7/01/2005                                                                          71,611
                     9,000    Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 2.82% due
                              2/04/2012 (j)                                                                           9,000


Portfolio Abbreviations for Master Tax-Exempt Trust


AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certification of Participation
CP       Commercial Paper
EDA      Economic Development Authority
EDR      Economic Development Revenue Bonds
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
MERLOTS  Municipal Extendible Receipt Liquidity Option
         Tender Securities
MSTR     Municipal Securities Trust Receipts
PCR      Pollution Control Revenue Bonds
PUTTERS  Puttable Tax-Exempt Receipts
RAN      Revenue Anticipation Notes
ROCS     Reset Option Certificates
S/F      Single-Family
TAN      Tax Anticipation Notes
TAW      Tax Anticipation Warrants
TOCS     Tender Option Certificates
TRAN     Tax Revenue Anticipation Notes
VRDN     Variable Rate Demand Notes



WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                      Value
Arkansas--2.0%   $   7,000    Arkansas State Development Finance Authority, Environmental Facilities
                              Revenue Bonds (Teris LLC Project), VRDN, AMT, 2.17% due 3/01/2021 (j)             $     7,000
                     7,800    Arkansas State Development Finance Authority, M/F Housing Revenue Bonds
                              (Chapelridge Benton Project), VRDN, AMT, Series C, 2.20% due 6/01/2032 (j)              7,800
                              Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds:
                    59,835       2.757% due 9/01/2005                                                                59,835
                    57,500       FLOATS, AMT, Series 708, 2.38% due 2/01/2008 (j)                                    57,500
                    40,000    North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue
                              Bonds (Baptist Health), VRDN, Series B, 2.15% due 12/01/2021 (f)(j)                    40,000
                    21,940    Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A,
                              2.38% due 3/01/2007 (c)(j)                                                             21,940
                     7,530    Pulaski County, Arkansas, Public Facilities Board, M/F Housing Revenue
                              Refunding Bonds (Waterford Apartments), VRDN, AMT, 2.20% due 7/01/2032 (j)              7,530

California--4.5%     5,409    California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                              Series 591, 2.17% due 3/01/2014 (f)(j)                                                  5,409
                    20,900    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                              and Electric), VRDN, AMT, Series B, 2.24% due 11/01/2026 (j)                           20,900
                              California State Department of Water Resources, Power Supply Revenue Bonds,
                              VRDN (j):
                    13,100       Series C-3, 2.10% due 5/01/2022 (a)                                                 13,100
                    12,270       Series C-8, 2.12% due 5/01/2022                                                     12,270
                    17,500    California State Economic Recovery, GO, FLOATS, VRDN, Series L27, 2.31%
                              due 7/01/2017 (j)                                                                      17,500
                     9,805    California State, GO, MERLOTS, VRDN, Series B-45, 2.32% due 10/01/2029 (j)              9,805
                              California State, RAN:
                   150,000       Series A, 3% due 6/30/2005                                                         150,467
                    50,000       Series B, 4.50% due 6/30/2005                                                       50,326
                    30,000    California Statewide Communities Development Authority, TRAN, Series A-1, 3%
                              due 6/30/2005 (e)                                                                      30,104
                    26,620    Long Beach, California, Health Facilities Revenue Refunding Bonds (Memorial
                              Health Services), VRDN, 2.25% due 10/01/2016 (j)                                       26,620
                    30,000    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                              Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 2.33%
                              due 10/15/2038 (j)                                                                     30,000
                    37,300    Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, 2.716%
                              due 10/01/2005 (j)                                                                     37,300
                    25,000    Sacramento County, California, TRAN, Series A, 3% due 7/11/2005                        25,093
                     6,950    South Placer, California, Wastewater Authority, Wastewater Revenue Bonds,
                              VRDN, Series B, 2.11% due 11/01/2035 (b)(j)                                             6,950

Colorado--2.2%       7,805    Adams County, Colorado, School District Number 012, GO, ROCS, VRDN, Series
                              II-R-1045, 2.16% due 12/15/2022 (e)(j)                                                  7,805
                     3,230    Colorado Department of Transportation Revenue Bonds, ROCS, VRDN, Series
                              II-R-4046, 2.16% due 12/15/2016 (a)(j)                                                  3,230
                    10,150    Colorado Department of Transportation, Revenue Refunding Bonds, PUTTERS, VRDN,
                              Series 318, 2.16% due 6/15/2015 (f)(j)                                                 10,150
                    12,000    Colorado Educational and Cultural Facilities Authority Revenue Bonds (National
                              Jewish Federation Bond Program Project), VRDN, Series A-6, 2.20% due 2/01/2025 (j)     12,000
                     3,960    Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health
                              Initiatives), VRDN, Series B-1, 2.25% due 3/01/2023 (j)                                 3,960
                     6,750    Colorado School Mines Development Corporation, Revenue Refunding Bonds, VRDN,
                              2.27% due 9/01/2026 (j)                                                                 6,750
                    16,000    Colorado State, Education Loan Program, FLOATS, VRDN, Series L48J, 2.31% due
                              8/09/2005 (j)                                                                          16,000
                              Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT (j):
                     9,625       Series F, 2.32% due 11/15/2025                                                       9,625
                     4,575       Series G, 2.32% due 11/15/2025                                                       4,575
                              Denver, Colorado, City and County Airport Revenue Refunding Bonds, AMT, VRDN (j):
                     5,905       MERLOTS, Series A61, 2.40% due 11/15/2012 (b)                                        5,905
                    19,000       Series C, 2.32% due 11/15/2025                                                      19,000
                    10,128    Denver, Colorado, City and County S/F Mortgage Revenue Refunding Bonds, VRDN,
                              AMT, Series A, 2.81% due 10/25/2005 (j)                                                10,128
                     2,690    E-470 Public Highway Authority, Colorado, Revenue Refunding Bonds, FLOATS,
                              VRDN, Series 997, 2.22% due 3/01/2036 (f)(j)                                            2,690
                     5,799    El Paso County, Colorado, S/F Mortgage Revenue Refunding Bonds, VRDN,
                              Series A, 2.80% due 5/25/2005 (j)                                                       5,799
                     6,500    Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                              AMT, Series B, 2.23% due 4/01/2014 (j)                                                  6,500
                    53,200    Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds, VRDN,
                              Sub-Lien, Series S-1, 2.30% due 6/01/2018 (j)                                          53,200
                    38,700    University of Colorado Hospital Authority Revenue Bonds, VRDN, Series A, 2.12%
                              due 11/15/2033 (e)(j)                                                                  38,700


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Connecticut--    $  13,400    Connecticut State Health and Educational Facilities Authority, Revenue
0.4%                          Refunding Bonds (Ascension Health Credit), VRDN, Series B, 2.27% due
                              11/15/2029 (j)                                                                    $    13,400
                     5,200    Connecticut State Special Tax Obligation Revenue Bonds, Transportation
                              Infrastructure, VRDN, Second Lien, Series 1, 2.28% due 12/01/2010 (e)(j)                5,200
                    19,800    Eagle Tax-Exempt Trust, Connecticut, GO, VRDN, Series 96-0701, 2.14% due
                              11/15/2007 (j)                                                                         19,800

Delaware--0.6%                Delaware State EDA Revenue Bonds (Hospital Billing and Collection),
                              VRDN (a)(j):
                    39,125       Series B, 2.24% due 12/01/2015                                                      39,125
                    16,200       Series C, 2.24% due 12/01/2015                                                      16,200

District of         10,000    District of Columbia, CP, 1.98% due 5/04/2005                                          10,000
Columbia--1.2%                District of Columbia, GO, Refunding, VRDN (j):
                    17,350       MSTR, Series SGA-62, 2.23% due 6/01/2017 (a)                                        17,350
                    13,440       Series C, 2.25% due 6/01/2026 (b)                                                   13,440
                    60,110    District of Columbia, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, 2.86% due
                              12/23/2005 (j)                                                                         60,110
                    18,245    District of Columbia Hospital Revenue Bonds, FLOATS, VRDN, Series 712, 2.22%
                              due 7/15/2019 (j)                                                                      18,245

Florida--3.5%       13,885    Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
                              MSTR, VRDN, Series SGA-38, 2.28% due 9/01/2021 (f)(j)                                  13,885
                    22,715    Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN, Series 1999-B,
                              2.17% due 12/01/2032 (j)                                                               22,715
                    40,300    Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 2.28% due
                              10/05/2022 (b)(j)                                                                      40,300
                     6,500    Florida Housing Finance Corporation, Housing Revenue Bonds (Tuscany Lakes),
                              VRDN, AMT, Series 1, 2.20% due 11/15/2035 (d)(j)                                        6,500
                     8,000    Florida State Board of Education, GO, MSTR, VRDN, Series SGA-139, 2.28% due
                              6/01/2032 (f)(j)                                                                        8,000
                              Florida State Board of Education, Lottery Revenue Bonds, VRDN (j):
                     6,220       FLOATS, Series 858, 2.32% due 1/01/2017 (f)                                          6,220
                     2,860       ROCS, Series II-R-4521, 2.15% due 7/01/2020 (b)                                      2,860
                    11,678    Florida State Department of Environmental Protection, Preservation Revenue
                              Bonds, FLOATS, VRDN, Series 722, 2.16% due 7/01/2022 (b)(j)                            11,678
                     6,000    Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                              Refunding Bonds (Adventist Health System), VRDN, Series C, 2.20% due 11/15/2021 (j)     6,000
                     3,980    Hillsborough County, Florida, Aviation Authority Revenue Refunding Bonds,
                              MERLOTS, VRDN, AMT, Series A18, 2.40% due 10/01/2013 (f)(j)                             3,980
                     2,875    Hillsborough County, Florida, Port District Revenue Refunding Bonds, FLOATS,
                              VRDN, AMT, Series 1019, 2.20% due 6/01/2018 (f)(j)                                      2,875
                              Jacksonville Electric Authority, Florida, Water and Sewer System Revenue
                              Refunding Bonds, VRDN (j):
                     2,695       PUTTERS, Series 408, 2.16% due 10/01/2011 (b)                                        2,695
                    16,965       Series B, 2.28% due 10/01/2036 (i)                                                  16,965
                     5,000    Jacksonville, Florida, Health Facilities, CP, 1.93% due 7/27/2005                       5,000
                     4,600    Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, VRDN, Series B26,
                              2.35% due 10/01/2027 (f)(j)                                                             4,600
                    32,100    Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                              VRDN, 2.32% due 7/15/2022 (j)                                                          32,100
                              Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS,
                              VRDN (j):
                    32,995       Series 532, 2.33% due 11/15/2015 (a)                                                32,995
                    19,295       Series 830, 2.16% due 11/15/2022 (e)                                                19,295
                              Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds,
                              VRDN (a)(j):
                    37,350       Sub-Series A-2, 2.11% due 7/01/2040                                                 37,350
                    47,600       Sub-Series B-1, 2.28% due 7/01/2040                                                 47,600
                    10,000    Palm Beach County, Florida, Health Facilities Authority, CP, 2.10% due 5/10/2005       10,000
                     2,090    Palm Beach County, Florida, School Board, COP, ROCS, VRDN, Series II-R-2105,
                              2.31% due 8/01/2015 (b)(j)                                                              2,090
                     6,925    Reedy Creek, Florida, Improvement District, Florida Utilities Revenue Bonds,
                              ROCS, VRDN, Series II-R-4027, 2.15% due 10/01/2023 (f)(j)                               6,925

Georgia--3.9%        4,400    Albany-Dougherty County, Georgia, Hospital Authority, Revenue Refunding Bonds,
                              FLOATS, VRDN, Series L3J, 2.31% due 9/01/2020 (a)(j)                                    4,400
                    16,300    Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                              VRDN, Second Series, 2.28% due 12/01/2018 (j)                                          16,300
                              Atlanta, Georgia, Airport Revenue Refunding Bonds, VRDN (f)(j):
                    26,710       Series B-2, 2.13% due 1/01/2030                                                     26,710
                    21,710       Series C-3, 2.13% due 1/01/2030                                                     21,710
                     4,000    Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing Revenue
                              Bonds (Lindbergh City Center Apartment Project), VRDN, AMT, 2.19% due
                              11/01/2044 (j)                                                                          4,000


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Georgia                       Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN (j):
(concluded)      $   3,000       MSTR, SGA-145, 2.30% due 11/01/2033 (f)                                        $     3,000
                     9,000       ROCS, Series II-R-324, 2.16% due 11/01/2043 (e)                                      9,000
                    44,960    Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds, VRDN,
                              Series B, 2.13% due 11/01/2038 (e)(j)                                                  44,960
                     8,000    Augusta, Georgia, Water and Sewer Revenue Refunding Bonds, MSTR, VRDN,
                              Series SGS-140, 2.30% due 10/01/2032 (e)(j)                                             8,000
                              Clayton County, Georgia, Development Authority, Special Facilities Revenue
                              Bonds (Delta Air Lines Project), VRDN (j):
                    10,545       AMT, Series B, 2.37% due 5/01/2035                                                  10,545
                     6,500       AMT, Series C, 2.37% due 5/01/2035                                                   6,500
                    10,135       Series A, 2.32% due 6/01/2029                                                       10,135
                     7,000    Cobb County, Georgia, Development Authority Revenue Bonds (Whitefield Academy
                              Inc. Project), VRDN, 2.28% due 7/01/2025 (j)                                            7,000
                    38,500    Cobb County, Georgia, GO, TAN, 3.50% due 12/30/2005                                    38,798
                    40,000    Cobb County, Georgia, School District, Short-Term Notes, 3% due 12/30/2005             40,268
                              Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                              VRDN (e)(j):
                     9,100       Series 2005-0009, Class A, 2.16% due 11/01/2043                                      9,100
                     4,475       Series A, 2.32% due 11/01/2028                                                       4,475
                    10,585    Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001, 2.16% due
                              11/01/2017 (j)                                                                         10,585
                     6,815    Georgia Municipal Electric Authority, Power Revenue Bonds (MACON Trust), VRDN,
                              Series E, 2.20% due 1/01/2017 (j)                                                       6,815
                     2,595    Gwinnett County, Georgia, Development Authority, COP, ROCS, VRDN, Series
                              II-R-6009, 2.32% due 1/01/2021 (f)(j)                                                   2,595
                    68,500    Gwinnett County, Georgia, School District, GO, Construction Sales Tax Notes,
                              3.25% due 12/30/2005                                                                   69,055
                    12,500    Metropolitan Atlanta Rapid Transit Authority, Georgia, CP, 1.85% due 5/03/2005         12,500
                     5,200    Monroe County, Georgia, Development Authority, PCR (Georgia Power Company--Scherer),
                              Second Series 95, 1.20% due 4/19/2005                                                   5,200
                    10,400    Putnam County, Georgia, Development Authority, PCR (Georgia Power Company),
                              First Series 97, 1.20% due 4/19/2005                                                   10,400

Hawaii--0.4%         7,930    Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 2.16% due
                              7/01/2011 (e)(j)                                                                        7,930
                     7,500    Hawaii Pacific Health, Special Purpose Revenue Refunding Bonds (Wilcox
                              Memorial Hospital), VRDN, Series B-2, 2.35% due 7/01/2033 (h)(j)                        7,500
                     7,220    Hawaii State, GO, FLOATS, VRDN, Series 605, 2.16% due 8/01/2015 (b)(j)                  7,220
                     2,000    Hawaii State, Revenue Bonds, ROCS, VRDN, Series II-R-6504, 2.32% due
                              10/01/2024 (f)(j)                                                                       2,000
                    15,995    Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series
                              2002-186, Class A, 2.30% due 2/25/2021 (f)(j)                                          15,995

Idaho--0.0%          4,000    Idaho State, GO, TAN, 3% due 6/30/2005                                                  4,014

Illinois--8.0%      14,285    ABN Amro Munitops Certificates Trust, Chicago, Illinois, GO, VRDN, Series
                              2001-31, 2.33% due 1/01/2009 (b)(j)                                                    14,285
                              Aurora (Kane, DuPage and Will Counties) and Springfield (Sangamon County),
                              Illinois, S/F Mortgage Revenue Bonds, AMT:
                    25,995       FLOATS, VRDN, Series 789, 2.22% due 4/03/2006 (j)                                   25,995
                    32,762       FLOATS, VRDN, Series 1021, 2.38% due 3/01/2006 (j)                                  32,762
                    11,734       Series A, 2.767% due 4/01/2005                                                      11,734
                     4,000    Chicago, Illinois, Board of Education, GO, Refunding, PUTTERS, VRDN, Series
                              472, 2.35% due 6/01/2014 (b)(j)                                                         4,000
                     4,400    Chicago, Illinois, GO, FLOATS, VRDN, Series 1026, 2.16% due 1/01/2035 (f)(j)            4,400
                     8,125    Chicago, Illinois, GO, Refunding, PUTTERS, VRDN, Series 737, 2.16% due
                              1/01/2013 (e)(j)                                                                        8,125
                    11,080    Chicago, Illinois, GO, VRDN, Series B, 2.25% due 1/01/2012 (j)                         11,080
                    17,250    Chicago, Illinois, Metropolitan Water Reclamation District, Greater Chicago
                              Area, GO, Refunding, VRDN, Series A, 2.29% due 12/01/2031 (j)                          17,250
                              Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT (f)(j):
                     8,900       Series A, 2.23% due 1/01/2029                                                        8,900
                     5,000       Series B, 2.23% due 1/01/2029                                                        5,000
                     5,800    Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS, VRDN,
                              Series II-R-2021, 2.16% due 1/01/2020 (a)(j)                                            5,800
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, AMT (j):
                     2,700       Series II-R-239, 2.20% due 1/01/2022 (e)                                             2,700
                     5,995       Series II-R-250, 2.20% due 1/01/2034 (g)                                             5,995
                    14,300    Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue
                              Bonds (Compagnie Nationale--Air France), VRDN, AMT, 2.35% due 5/01/2018 (j)            14,300
                    14,000    Chicago, Illinois, Park District, Corporate Purpose, TAW, Series A, 3%
                              due 5/02/2005                                                                          14,018
                     6,765    Chicago, Illinois, Park District, GO, Refunding, ROCS, VRDN, Series
                              II-R-4002, 2.16% due 1/01/2023 (b)(j)                                                   6,765
                     3,800    Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A, 2.21%
                              due 6/01/2005 (j)                                                                       3,800


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Illinois         $  48,400    Chicago, Illinois, Second Lien Water Revenue Refunding Bonds, VRDN, 2.12%
(continued)                   due 11/01/2031 (f)(j)                                                             $    48,400
                     3,385    Cook County, Illinois, GO, Refunding, ROCS, VRDN, Series II-R-2063, 2.16%
                              due 11/15/2021 (f)(j)                                                                   3,385
                    11,000    Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01,
                              Class 1309, 2.16% due 12/01/2026 (j)                                                   11,000
                     9,900    Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301,
                              2.16% due 1/01/2017 (j)                                                                 9,900
                    30,000    Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303,
                              2.32% due 11/15/2025 (a)(j)                                                            30,000
                    14,355    Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98,
                              Class 1306, 2.32% due 6/15/2029 (j)                                                    14,355
                              Eagle Tax-Exempt Trust, Illinois State, GO, VRDN (j):
                    11,000       Series 01, Class 1307, 2.16% due 11/01/2022                                         11,000
                    11,100       Series 02, Class 1302, 2.16% due 2/01/2027                                          11,100
                     3,000    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                              Dedicated State Tax Revenue Bonds, VRDN, Series 2004-0030, Class A, 2.16%
                              due 6/15/2042 (f)(j)                                                                    3,000
                     3,400    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                              Hospitality Facilities Revenue Bonds, Class 49, VRDN, Series A, 2.16% due
                              7/01/2026 (j)                                                                           3,400
                     5,000    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                              VRDN, Series 2002-6001, Class A, 2.32% due 12/15/2028 (f)(j)                            5,000
                     2,000    Eagle Tax-Exempt Trust, Regional Transportation Authority, Illinois, Revenue
                              Bonds, VRDN, Series 2005-0003, Class A, 2.16% due 6/01/2034 (e)(j)                      2,000
                     5,000    Illinois Development Finance Authority, Water Facilities Revenue Refunding
                              Bonds (Illinois American Water Company), VRDN, AMT, 2.15% due 3/01/2032 (f)(j)          5,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (j):
                     8,450       (Art Institute of Chicago), 2.30% due 3/01/2027                                      8,450
                     4,700       (Chicago Historical Society), 2.30% due 12/01/2025                                   4,700
                    28,800    Illinois Educational Facilities Authority, Revenue Refunding Bonds (The Art
                              Institute of Chicago), VRDN, 2.30% due 3/01/2027 (j)                                   28,800
                    14,000    Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Series B-2, 1.04%
                              due 4/01/2005                                                                          14,000
                              Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT (j):
                     6,300       Series A, 2.23% due 5/01/2037                                                        6,300
                       450       Series B, 2.33% due 5/01/2037                                                          450
                              Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled,
                              VRDN (j):
                    10,000       Series B, 2.25% due 8/01/2020                                                       10,000
                     7,000       Series F, 2.25% due 8/01/2015                                                        7,000
                     9,550    Illinois Health Facilities Authority, Revenue Refunding Bonds (Resurrection
                              Health Care), VRDN, Series A, 2.24% due 5/15/2029 (e)(j)                                9,550
                     2,940    Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 2.22% due
                              12/15/2020 (a)(j)                                                                       2,940
                     8,600    Illinois State Finance Authority Revenue Bonds (Northwestern University),
                              VRDN, Sub-Series A, 2.21% due 12/01/2034 (j)                                            8,600
                    12,500    Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage
                              Health System), VRDN, Series B, 2.29% due 11/01/2038 (j)                               12,500
                     6,500    Illinois State, GO, FLOATS, VRDN, Series 1024, 2.16% due 3/01/2034 (j)                  6,500
                     8,985    Illinois State, GO, MERLOTS, VRDN, Series B04, 2.35% due 12/01/2024 (e)(j)              8,985
                              Illinois State, GO, Refunding, VRDN (j):
                    16,555       FLOATS, Series 743D, 2.32% due 8/01/2015 (f)(i)                                     16,555
                     5,880       MERLOTS, Series A49, 2.35% due 8/01/2013 (e)                                         5,880
                    16,605    Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN,
                              AMT, Series A-I, 2.33% due 9/01/2034 (f)(j)                                            16,605
                              Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                              Revenue Bonds, VRDN (f)(j):
                     1,400       FLOATS, Series 962, 2.22% due 12/15/2034                                             1,400
                     4,600       ROCS, Series II-R-271, 2.41% due 12/15/2032                                          4,600
                       670       ROCS, Series II-R-310, 2.25% due 12/15/2033                                            670
                     4,180       TOCS, Series Z-1, 2.24% due 12/15/2026                                               4,180
                    29,950    Municipal Securities Trust Certificates, Chicago O'Hare Airport, Illinois,
                              Revenue Bonds, VRDN, AMT, Series 2001-151, Class A, 2.25% due 6/30/2015 (a)(j)         29,950
                              Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                              VRDN, Class A (b)(j):
                    29,085       Series 2001-145, 2.30% due 11/15/2029                                               29,085
                    33,895       Series 2002-191, 2.30% due 3/18/2019                                                33,895
                    31,615    Municipal Securities Trust Certificates, Metropolitan Pier and Exposition
                              Authority, Illinois, Revenue Refunding Bonds, VRDN, Series 2001-157, Class A,
                              2.30% due 10/05/2017 (b)(j)                                                            31,615
                    26,045    Municipal Securities Trust Certificates Revenue Refunding Bonds, Chicago O'Hare
                              International Airport, Illinois, VRDN, AMT, Series 2000-93, Class A, 2.25% due
                              10/04/2012 (a)(j)                                                                      26,045
                    21,350    Regional Transportation Authority, Illinois, FLOATS, VRDN, Series SG-82, 2.16%
                              due 6/01/2025 (j)                                                                      21,350


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Illinois                      Regional Transportation Authority, Illinois, GO, MERLOTS, VRDN (j):
(concluded)      $  19,865       Series A24, 2.35% due 7/01/2032 (f)                                            $    19,865
                     4,940       Series A41, 2.35% due 6/01/2017 (b)                                                  4,940
                     5,175    Regional Transportation Authority, Illinois, Revenue Bonds, MERLOTS, VRDN,
                              Series B15, 2.35% due 6/01/2027 (f)(j)                                                  5,175
                    33,018    Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS,
                              VRDN, Series 818-D, 2.16% due 7/01/2033 (b)(j)                                         33,018
                     8,300    Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical
                              Company Project), VRDN, AMT, 2.28% due 3/01/2028 (j)                                    8,300

Indiana--5.3%       10,000    ABN Amro Munitops Certificates Trust, South Bend, Indiana, Community School
                              District, VRDN, Series 1998-5, 2.33% due 4/05/2006 (e)(j)                              10,000
                     5,400    Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS, VRDN, Series
                              II-R-2065, 2.16% due 7/15/2020 (f)(j)                                                   5,400
                    13,000    Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 2.30% due
                              10/01/2037 (j)                                                                         13,000
                     6,500    Hammond, Indiana, Sewer and Solid Waste Disposal, Revenue Refunding Bonds
                              (Cargill Inc. Project), VRDN, AMT, 2.39% due 12/01/2024 (j)                             6,500
                    50,000    Indiana Bond Bank, Advance Funding Program Notes, Series A, 3.25% due 1/26/2006        50,383
                     5,875    Indiana Bond Bank Revenue Bonds, FLOATS, VRDN, Series 670, 2.16% due
                              10/01/2022 (f)(j)                                                                       5,875
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds,
                              VRDN (j):
                    79,100       (Clarian Health Obligation Group), Series C, 2.30% due 3/01/2030                    79,100
                    37,100       (Clarian Health Partners), Series H, 2.30% due 3/01/2033                            37,100
                    15,000       (Community Hospitals Project), Series A, 2.10% due 7/01/2027                        15,000
                              Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                              (Clarian Health Partners), VRDN (j):
                    51,800       Series B, 2.30% due 2/15/2026                                                       51,800
                    50,800       Series C, 2.30% due 2/15/2026                                                       50,800
                       350    Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                              Designated Pool), VRDN, 2.30% due 1/01/2012 (j)                                           350
                    20,000    Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                              (Ascension Health Credit), VRDN, Series GP-A-2, 1.73% due 7/05/2005 (j)                20,000
                    40,250    Indiana State Development Finance Authority, Environmental Revenue Bonds
                              (PSI Energy Inc. Projects), VRDN, AMT, Series A, 2.43% due 12/01/2038 (j)              40,250
                    18,500    Indiana State, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series D-2,
                              2.30% due 12/15/2005 (j)                                                               18,500
                     5,325    Indiana State Office Building Commission, Facilities Revenue Bonds, ROCS,
                              VRDN, Series II-R-4534, 2.16% due 7/01/2020 (j)                                         5,325
                     2,000    Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds,
                              FLOATS, VRDN, Series 942D, 2.16% due 12/01/2022 (b)(j)                                  2,000
                     2,600    Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds,
                              PUTTERS, VRDN, Series 422, 2.35% due 8/15/2020 (a)(j)                                   2,600
                    34,995    Municipal Securities Trust Certificates, Indianapolis, Indiana, Local
                              Tax-Exempt, GO, VRDN, Series 2002-192, Class A, 2.30% due 6/18/2014 (f)(j)             34,995
                     7,700    Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North
                              America Project), VRDN, AMT, 2.28% due 7/01/2035 (j)                                    7,700
                              Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds, VRDN, AMT (j):
                     2,400       (Amoco Oil Company Project), 2.28% due 1/01/2026                                     2,400
                     1,000       (Amoco Oil Company Project), 2.28% due 7/01/2031                                     1,000
                     6,800       (BP Products of North America), 2.28% due 1/01/2038                                  6,800
                    26,535       (BP Products Project), Series C, 2.28% due 7/01/2034                                26,535
                    25,600    Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding
                              Bonds (Amoco Oil Company Project), VRDN, AMT, 2.28% due 1/01/2026 (j)                  25,600

Iowa--0.4%          27,000    Iowa State, TRAN, 3% due 6/30/2005                                                     27,078
                    10,000    Louisa County, Iowa, PCR, Refunding (Iowa--Illinois Gas and Electric), VRDN,
                              Series A, 2.37% due 9/01/2016 (j)                                                      10,000

Kansas--0.5%         3,990    Kansas State Department of Transportation, Highway Revenue Bonds, ROCS, VRDN,
                              Series II-R-6020, 2.32% due 3/01/2019 (e)(j)                                            3,990
                    13,000    Kansas State Turnpike Authority, Turnpike Revenue Refunding Bonds, PUTTERS,
                              VRDN, Series 361, 2.16% due 3/01/2011 (a)(j)                                           13,000
                    32,060    Olathe, Kansas, Temporary, GO, Series A, 2.50% due 6/01/2005                           32,119
                     2,775    Reno and Labette Counties, Kansas, S/F Mortgage Revenue Bonds, FLOATS, VRDN,
                              Series 915, 2.41% due 12/01/2015 (j)                                                    2,775


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Kentucky--2.9%   $   2,500    Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                              Chemicals Project), VRDN, AMT, 2.35% due 6/01/2021 (j)                            $     2,500
                     7,800    Breckinridge County, Kentucky, Lease Program Revenue Bonds (Kentucky
                              Association of Counties Leasing Trust), VRDN, Series A, 2.20% due 2/01/2032 (j)         7,800
                    20,930    Carroll County, Kentucky, Solid Waste, CP, 2.10% due 5/09/2005                         20,930
                              Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
                              (Scott Paper Company Project), VRDN, AMT (j):
                    44,100       Series A, 2.35% due 12/01/2023                                                      44,100
                    26,200       Series B, 2.35% due 12/01/2023                                                      26,200
                     3,375    Eagle Tax-Exempt Trust, Kentucky State Property and Buildings Commission,
                              Revenue Refunding Bonds, VRDN, Series 2004-0002, Class A, 2.32% due
                              10/01/2018 (e)(j)                                                                       3,375
                              Jefferson County, Kentucky, CP:
                    22,500       2.02% due 5/02/2005                                                                 22,500
                    26,000       2.05% due 5/02/2005                                                                 26,000
                     2,200    Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding
                              Bonds, VRDN, Series B, 2.32% due 10/01/2030 (j)                                         2,200
                     6,850    Kentucky State Property and Buildings Commission, Revenue Refunding Bonds,
                              FLOATS, VRDN, Series 739, 2.16% due 2/01/2018 (f)(j)                                    6,850
                    36,475    Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds,
                              FLOATS, VRDN, Series 488, 2.16% due 7/01/2007 (e)(j)                                   36,475
                     4,395    Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
                              Sewer and Drain System Revenue Bonds, ROCS, VRDN, Series II-R-304, 2.32%
                              due 5/15/2037 (b)(j)                                                                    4,395
                    50,000    Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
                              Sewer and Drain System Revenue Refunding Bonds, VRDN, Series B, 2.25% due
                              5/15/2023 (e)(j)                                                                       50,000
                    15,000    Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 2.20% due
                              9/01/2034 (j)                                                                          15,000
                    10,000    Trimble County, Kentucky, CP, 2.02% due 5/02/2005                                      10,000

Louisiana--3.7%     17,700    Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN,
                              AMT, 2.31% due 3/01/2025 (j)                                                           17,700
                    11,313    East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Mortgage Revenue
                              Bonds, VRDN, Series B, 2.87% due 12/01/2005 (j)                                        11,313
                     4,995    East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Revenue Bonds,
                              FLOATS, VRDN, AMT, Series 996, 2.22% due 6/02/2008 (j)                                  4,995
                    16,878    Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds,
                              VRDN, AMT, Series B, 2.776% due 9/23/2005 (j)                                          16,878
                              Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                              Revenue Bonds, VRDN (j):
                    10,000       PUTTERS, Series 522, 2.18% due 12/01/2008                                           10,000
                    25,000       (West Jefferson Medical Center), Series B, 2.14% due 1/01/2028 (e)                  25,000
                              Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN (j):
                    37,505       2.897% due 4/29/2005                                                                37,505
                    24,143       2.907% due 5/31/2035                                                                24,143
                     5,506       AMT, 2.907% due 5/31/2005                                                            5,506
                     6,000    Louisiana Local Government, Environmental Facilities, Community Development
                              Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT,
                              2.32% due 12/01/2037 (j)                                                                6,000
                              Louisiana Public Facilities Authority Revenue Bonds, VRDN (j):
                     2,850       (Air Products and Chemicals Project), AMT, 2.35% due 12/01/2039                      2,850
                    13,745       (Equipment and Capital Facilities Loan Program), Series C, 2.16% due 7/01/2024      13,745
                     2,845    Louisiana State GO, FLOATS, VRDN, Series 667, 2.16% due 4/01/2019 (b)(j)                2,845
                     4,210    Louisiana State GO, Refunding, ROCS, VRDN, Series II-R-1069, 2.16% due
                              8/01/2017 (f)(j)                                                                        4,210
                              New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                              VRDN (a)(j):
                     5,105       MERLOTS, Series A46, 2.35% due 7/15/2028                                             5,105
                     8,130       ROCS, Series II-R-4038, 2.16% due 7/15/2023                                          8,130
                    11,500    New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Bonds, FLOATERS,
                              VRDN, Series 990, 2.22% due 6/02/2008 (j)                                              11,500
                    21,557    New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding Bonds,
                              VRDN, Series C, 2.752% due 6/01/2042 (j)                                               21,557
                   111,800    New Orleans, Louisiana, Sewer Service Revenue Refunding Notes, BAN, 2.75%
                              due 7/29/2005                                                                         112,254
                     4,400    Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                              VRDN, 2.14% due 6/01/2005 (j)                                                           4,400
                     7,700    Saint Charles Parish, Louisiana, PCR (Shell Oil Company--Norco Project), VRDN,
                              AMT, 2.28% due 11/01/2021 (j)                                                           7,700
                     4,400    South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                              Petroleum), VRDN, 2.25% due 7/01/2018 (j)                                               4,400


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Maine--0.4%      $   7,305    Maine Governmental Facilities Authority, Lease Rental Revenue Refunding
                              Bonds, ROCS, VRDN, Series II-R-5027, 2.32% due 10/01/2013 (e)(j)                  $     7,305
                              Maine State, GO:
                     6,000       BAN, 3% due 6/23/2005                                                                6,019
                    26,000       TAN, 3% due 6/30/2005                                                               26,090

Maryland--0.8%      35,700    Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                              FLOATS, VRDN, 1.98% due 10/14/2011 (j)                                                 35,700
                    38,305    Maryland State Health and Higher Educational Facilities Authority Revenue
                              Refunding Bonds, FLOATS, VRDN, Series 867, 2.18% due 7/01/2019 (b)(j)                  38,305

Massachusetts--     44,000    Acton-Boxborough Regional School District, Massachusetts, GO, BAN, 3.50%
3.2%                          due 12/09/2005                                                                         44,310
                    10,000    Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
                              Class 2101, 2.15% due 6/15/2033 (j)                                                    10,000
                              Massachusetts State, GO (Central Artery), VRDN (j):
                    23,460       Series A, 2.24% due 12/01/2030                                                      23,460
                    10,555       Series B, 2.24% due 12/01/2030                                                      10,555
                              Massachusetts State, GO, Refunding, VRDN (j):
                    29,745       FLOATS, Series 716D, 2.12% due 8/01/2018 (f)                                        29,745
                     2,700       Series A, 2.24% due 9/01/2016                                                        2,700
                    11,790    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                              (Capital Asset Program), VRDN, Series E, 2.22% due 1/01/2035 (j)                       11,790
                              Massachusetts State Heritage, CP:
                    33,250       2.12% due 5/10/2005                                                                 33,250
                    10,500       2.13% due 5/12/2005                                                                 10,500
                     6,000    Massachusetts State Industrial Finance Agency, CP, 2.15% due 5/11/2005                  6,000
                              Massachusetts State, Special Obligation Revenue Bonds, CP:
                    30,200       2.30% due 4/14/2005                                                                 30,200
                    19,300       2.30% due 4/26/2005                                                                 19,300
                     9,815    Route 3 North Transit Improvement Association, Massachusetts, Lease Revenue
                              Refunding Bonds, VRDN, Series B, 2.27% due 6/15/2033 (a)(j)                             9,815
                     9,000    Walpole, Massachusetts, GO, BAN, 3.25% due 11/03/2005                                   9,071
                    18,344    Westford, Massachusetts, GO, Refunding, BAN, 2.25% due 5/10/2005                       18,363
                    20,370    Weymouth, Massachusetts, GO, BAN, 3.25% due 9/22/2005                                  20,468
                    23,500    Woburn, Massachusetts, GO, BAN, 1.75% due 4/08/2005                                    23,503

Michigan--2.7%                Detroit, Michigan, City School District, VRDN (j):
                     4,615       GO, Series A, 2.20% due 5/01/2029 (e)                                                4,615
                    48,605       MERLOTS, Series A113, 1.80% due 7/27/2005                                           48,605
                     6,285    Detroit, Michigan, Sewage Disposal System Revenue Refunding Bonds, MERLOTS,
                              VRDN, Series B-02, 2.35% due 7/01/2028 (e)(j)                                           6,285
                     9,755    Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, MSTR, VRDN,
                              SGB 47-A, 2.16% due 7/01/2028 (e)(j)                                                    9,755
                     8,910    Eagle Tax-Exempt Trust, Detroit, Michigan, GO, VRDN, Series 2004-1006, Class A,
                              2.16% due 4/01/2009 (f)(j)                                                              8,910
                     6,900    Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System, VRDN,
                              Series A, 2.32% due 1/01/2022 (b)(j)                                                    6,900
                              Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds (Spectrum
                              Health), VRDN (f)(j):
                    24,200       Series B, 2.30% due 1/15/2026                                                       24,200
                    16,800       Series C, 2.30% due 1/15/2026                                                       16,800
                    20,000    Michigan Municipal Bond Authority Revenue Bonds, Series B-2, 3% due 8/23/2005          20,112
                     4,285    Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN,
                              Series II-R-2064, 2.16% due 10/15/2021 (f)(j)                                           4,285
                    40,000    Michigan State, GO, Series A, 3.50% due 9/30/2005                                      40,296
                    34,400    Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health),
                              VRDN, Series B-1, 2.24% due 11/15/2033 (j)                                             34,400
                    22,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                              VRDN, Series K, 2.35% due 11/15/2023 (f)(j)                                            22,000
                     2,600    Michigan State Strategic Fund, CP, 2.15% due 4/01/2005                                  2,600
                    16,505    Municipal Securities Trust Certificates, Revenue Refunding Bonds (Michigan
                              State Hospital), VRDN, Series 1997-24, Class A, 2.30% due 12/01/2005 (e)(j)            16,505

Minnesota--1.7%               City of Rochester, Minnesota, CP:
                    24,200       2.30% due 4/15/2005                                                                 24,200
                    16,250       2.07% due 5/02/2005                                                                 16,250
                    13,500       2.03% due 5/11/2005                                                                 13,500
                    17,468    Duluth, Minnesota, EDA, Health Care Facilities Revenue Refunding Bonds, FLOATS,
                              VRDN, Series 895, 2.18% due 2/15/2020 (a)(j)                                           17,468


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                Face
State           Amount        Municipal Bonds                                                                      Value
Minnesota        $  12,500    Minnesota Rural Water Finance Authority, Public Projects Construction
(concluded)                   Revenue Notes, 3% due 10/01/2005                                                  $    12,578
                              Minnesota State, CP:
                    50,000       2.03% due 5/19/2005                                                                 50,000
                    16,500       2.03% due 5/20/2005                                                                 16,500
                    14,500       2.03% due 5/26/2005                                                                 14,500
                     1,695    Minnesota State, GO, ROCS, VRDN, Series II-R-4065, 2.16% due 8/01/2023 (j)              1,695

Mississippi--1.4%    7,100    Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal
                              Revenue Bonds (Mississippi Power Company Project), VRDN, AMT, 2.32% due
                              7/01/2025 (j)                                                                           7,100
                     3,520    Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                              Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT,
                              2.32% due 5/01/2028 (j)                                                                 3,520
                     5,200    Mississippi Business Finance Corporation Revenue Bonds (Mississippi Power
                              Company), VRDN, AMT, 2.28% due 12/01/2027 (j)                                           5,200
                    12,500    Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN, 2.22% due
                              10/01/2007 (j)                                                                         12,500
                    75,355    Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, VRDN, AMT, Series
                              989, 2.22% due 10/03/2005 (j)                                                          75,355
                    25,900    Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                              (Mississippi Baptist Medical Center), VRDN, 2.15% due 7/01/2012 (j)                    25,900
                     5,500    University of Mississippi Educational Building Corporation Revenue Bonds
                              (The University of Mississippi Medical Center Pediatric and Research
                              Facilities Project), VRDN, 2.13% due 6/01/2034 (a)(j)                                   5,500

Nebraska--1.5%      77,500    American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National
                              Public Gas Agency Project), VRDN, Series B, 2.27% due 2/01/2014 (j)                    77,500
                     2,000    Eagle Tax-Exempt Trust, Nebraska Public Power District Revenue Bonds, VRDN,
                              Series 1016, Class A, 2.32% due 1/01/2035 (a)(j)                                        2,000
                    25,000    Lincoln, Nebraska, Electric System, CP, 2.10% due 4/08/2005                            25,000
                     4,375    Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, ROCS,
                              Series II-R-2051, VRDN, 2.16% due 4/01/2022 (e)(j)                                      4,375
                     4,315    Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-205,
                              2.20% due 6/01/2013 (f)(j)                                                              4,315
                    32,400    Nebraska Public Power District, CP, 1.98% due 4/06/2005                                32,400
                     4,995    Nebraska Public Power District Revenue Refunding Bonds, ROCS, VRDN, Series
                              II-R-209, 2.16% due 1/01/2012 (f)(j)                                                    4,995

Nevada--1.1%        29,185    ABN Amro Munitops Certificates Trust, Clark County, Nevada, Airport Revenue
                              Bonds, VRDN, Series 1999-15, 2.32% due 1/02/2008 (f)(j)                                29,185
                    50,400    Clark County, Nevada, Airport System Subordinate Lien Revenue Refunding Bonds,
                              VRDN, Series C, 2.28% due 7/01/2029 (b)(j)                                             50,400
                     2,495    Clark County, Nevada, IDR, Refunding, PUTTERS, VRDN, AMT, Series 722, 2.19%
                              due 12/01/2012 (b)(j)                                                                   2,495
                     9,045    Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN,
                              Series B 10, 2.35% due 6/01/2024 (f)(j)                                                 9,045
                     6,605    Nevada Housing Division Revenue Bonds (Multi-Unit Housing--Mesquite), VRDN,
                              AMT, Series B, 2.58% due 5/01/2028 (j)                                                  6,605
                     5,850    Nevada State Department of Business and Industry, Solid Waste Disposal Revenue
                              Bonds (Republic Services Inc. Project), VRDN, AMT, 2.47% due 12/01/2034 (j)             5,850
                     7,280    Washoe County, Nevada, School District, GO, ROCS, VRDN, Series II-R-2012,
                              2.16% due 6/01/2020 (b)(j)                                                              7,280

New Hampshire--     13,350    New Hampshire Health and Educational Facilities Authority, Revenue
0.9%                          Refunding Bonds (Dartmouth Hitchcock Obligation), VRDN, Series A, 2.12%
                              due 8/01/2031 (e)(j)                                                                   13,350
                              New Hampshire Higher Educational and Health Facilities Authority, Revenue
                              Refunding Bonds, FLOATS, VRDN (b)(j):
                     5,475       Series 772, 2.18% due 1/01/2017                                                      5,475
                    11,000       Series 866, 2.18% due 8/15/2021                                                     11,000
                     7,415    New Hampshire State Business Finance Authority, Resource Recovery Revenue
                              Refunding Bonds (Wheelabrator), VRDN, Series A, 2.25% due 1/01/2018 (j)                 7,415
                    25,600    New Hampshire State Business Fund, CP, 2.15% due 5/11/2005                             25,600
                    25,000    New Hampshire State Industrial Finance Agency, CP, 2.12% due 5/10/2005                 25,000

New Jersey--2.1%    21,832    East Brunswick Township, New Jersey, BAN, 3% due 1/06/2006                             21,977
                    15,000    Fair Lawn, New Jersey, School District, GO, 2.70% due 5/20/2005                        15,022
                     9,500    New Jersey Health Care Facilities Financing Authority Revenue Bonds,
                              FLOATS, VRDN, Series 702, 2.16% due 7/01/2014 (f)(j)                                    9,500
                    52,000    New Jersey State, FLOATS, VRDN, Series L55J, 2.31% due 6/24/2005 (j)                   52,000
                    70,000    New Jersey State, TRAN, Series A, 3% due 6/24/2005                                     70,170
                              New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN (e)(j):
                    10,400       Series C-2, 2.22% due 1/01/2024                                                     10,400
                     8,000       Series C-3, 2.22% due 1/01/2024                                                      8,000
                    20,000    Passaic County, New Jersey, GO, Refunding, BAN, 3% due 6/10/2005                       20,053


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
New Mexico--1.0% $  25,000    Bernalillo County, New Mexico, GO, TRAN, 3% due 6/30/2005                         $    25,087
                              New Mexico Mortgage Finance Authority, S/F Mortgage Program Revenue Bonds, AMT:
                    10,894       1.625% due 9/23/2005                                                                10,894
                    42,000       VRDN, 2.716% due 1/01/2040 (j)                                                      42,000
                    15,000    New Mexico State, FLOATS, VRDN, Series L38, 2.31% due 6/30/2005 (j)                    15,000

New York--5.4%      16,230    Albany, New York, City School District, GO, BAN, 2.75% due 6/30/2005                   16,274
                     4,000    Babylon, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005             4,011
                    24,700    Eagle Tax-Exempt Trust, New York State Dormitory Authority (Memorial Sloan),
                              VRDN, Series 98, Class 3202, 2.30% due 7/01/2023 (j)                                   24,700
                    14,200    East Meadow, New York, Union Free School District, GO, BAN, 2.50% due 8/17/2005        14,253
                     8,700    Elmont, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005              8,721
                     7,500    Hastings Township, New York, GO, BAN, 2.75% due 7/15/2005                               7,524
                     3,800    Kings Park, New York, Central School District, GO, BAN, 2.75% due 8/02/2005             3,815
                     9,000    Longwood Central School District of Suffolk County, New York, GO, TAN, 2.75%
                              due 6/30/2005                                                                           9,025
                     5,805    Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                              Refunding Bonds, VRDN, Series B, 2.12% due 11/01/2022 (e)(j)                            5,805
                    55,000    Monroe County, New York, GO, RAN, 2.50% due 4/15/2005                                  55,021
                    20,000    Monroe County, New York, Public Improvement, GO, BAN, 3% due 7/28/2005                 20,078
                    13,995    Municipal Securities Trust Certificates Revenue Bonds, New York City, New York,
                              City Transitional Finance Authority, VRDN, Series 2002-202, Class A, 2.26%
                              due 10/21/2010 (b)(j)                                                                  13,995
                    24,000    New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC
                              Project), VRDN, Series A, 2.32% due 11/01/2039 (j)                                     24,000
                    15,000    New York City, New York, City Municipal Water Finance Authority, CP, 1.96%
                              due 4/11/2005                                                                          15,000
                    21,500    New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 2.14% due
                              6/15/2024 (e)(j)                                                                       21,500
                     3,000    New York City, New York, City Transitional Finance Authority Revenue Bonds
                              (New York City Recovery), VRDN, Series 1, Sub-Series 1D, 2.17% due 11/01/2022 (j)       3,000
                     8,500    New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
                              Series B, 2.20% due 4/01/2025 (j)                                                       8,500
                     3,300    New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                              Sub-Lien, VRDN, Series A-5V, 2.20% due 4/01/2020 (e)(j)                                 3,300
                     5,995    New York State Power Authority Revenue Bonds, ROCS, VRDN, Series II-R-210,
                              2.14% due 11/15/2015 (f)(j)                                                             5,995
                    15,000    Riverhead, New York, Central School District, GO, TAN, 2.75% due 6/30/2005             15,041
                    12,000    Rochester, New York, GO, Refunding, BAN, Series II, 3% due 10/21/2005                  12,073
                   155,000    Suffolk County, New York, GO, TAN, Series I, 3.25% due 8/16/2005                      155,764
                    19,410    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                              Bonds, VRDN, Series B, 2.29% due 1/01/2033 (j)                                         19,410
                    10,000    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                              Refunding Bonds, VRDN, Series B, 2.27% due 1/01/2032 (a)(j)                            10,000
                    13,030    Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                              Refunding Bonds, VRDN, Series C, 2.27% due 1/01/2031 (e)(j)                            13,030
                    25,000    Ulster County, New York, GO, BAN, 2.75% due 6/10/2005                                  25,055
                    14,950    Wilson, New York, Central School District, GO, BAN, 2.75% due 8/03/2005                15,008

North Carolina--    19,995    Municipal Securities Trust Certificates, North Carolina Eastern Municipal
1.5%                          Power Agency, GO, Refunding, VRDN, Series 2002-201, Class A, 2.28% due
                              4/12/2017 (j)                                                                          19,995
                     8,165    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                              MERLOTS, VRDN, Series A22, 1.30% due 4/13/2005 (j)                                      8,165
                    49,500    North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                              (Novant Health Group), VRDN, Series A, 2.30% due 11/01/2034 (j)                        49,500
                              North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                              Memorial Health System), VRDN (j):
                    16,000       Series A, 2.10% due 10/01/2035                                                      16,000
                    15,300       Series B, 2.10% due 10/01/2035                                                      15,300
                     4,500    North Carolina State, GO, MERLOTS, VRDN, Series A23, 2.35% due 3/01/2027 (j)            4,500
                              Wake County, North Carolina, GO:
                    16,000       Series A, 2% due 4/01/2005                                                          16,000
                    15,000       Series B, 2% due 4/01/2005                                                          15,000
                     3,900    Wake County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Solid Waste Disposal--Highway 55), VRDN,
                              AMT, 2.22% due 9/01/2013 (j)                                                            3,900

North Dakota--0.1%   6,320    Oliver City, North Dakota, PCR, Refunding, MERLOTS, VRDN, Series B07, 2.35%
                              due 1/01/2027 (a)(j)                                                                    6,320


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Ohio--1.9%       $   2,000    Brunswick, Ohio, GO, BAN, 2.50% due 5/26/2005                                     $     2,003
                    50,000    Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M, 2.10%
                              due 1/01/2033 (e)(j)                                                                   50,000
                     4,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN,
                              Series 2004-34, Class A, 2.31% due 12/01/2031 (e)(j)                                    4,000
                    22,275    Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                              2.31% due 2/15/2026 (j)                                                                22,275
                    10,500    Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison),
                              VRDN, Series 95, Class 3502, 2.15% due 7/01/2015 (j)                                   10,500
                    28,000    Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Twin Towers
                              and Twin Lakes), VRDN, Series A, 2.20% due 7/01/2023 (j)                               28,000
                     9,000    Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community
                              Urban Redevelopment Corporation Project), VRDN, 2.33% due 8/01/2036 (j)                 9,000
                     2,370    Municipal Securities Trust Certificates, Princeton, Ohio, City School
                              District, GO, VRDN, Series SGB 50-A, 2.31% due 12/01/2030 (f)(j)                        2,370
                              Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                              (Cincinnati Gas and Electric), VRDN (j):
                     7,900       Series A, 2.46% due 9/01/2030                                                        7,900
                    16,300       Series B, 2.52% due 9/01/2030                                                       16,300
                    25,000    Ohio State, GO, Common Schools, VRDN, Series A, 2.30% due 3/15/2025 (j)                25,000
                     5,000    Ohio State, GO, FLOATS, VRDN, Series 603, 2.15% due 9/15/2020 (e)(j)                    5,000

Oklahoma--2.1%       3,400    Cleveland County, Oklahoma, Development Authority, Family Mortgage Revenue
                              Refunding Bonds, VRDN, 1.59% due 5/25/2005 (j)                                          3,400
                     3,300    Cleveland County, Oklahoma, Home Loan Authority, S/F Mortgage Revenue
                              Refunding Bonds, VRDN, Series A, 1.61% due 4/25/2005 (j)                                3,300
                              Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                              VRDN, Series A (j):
                    19,656       2.767% due 4/01/2005                                                                19,656
                     3,719       2.53% due 5/02/2005                                                                  3,719
                    17,502       2.921% due 4/03/2006                                                                17,502
                     3,525    Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma County
                              Housing Preservation), VRDN, 2.17% due 1/01/2033 (j)                                    3,525
                              Oklahoma County, Oklahoma, HFA, S/F Mortgage Revenue Bonds, VRDN (j):
                    43,623       Series A, 2.779% due 5/02/2005                                                      43,623
                    10,256       Series D, 2.716% due 2/01/2006                                                      10,256
                     5,000    Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips
                              Company Project), VRDN, AMT, 2.42% due 12/01/2005 (j)                                   5,000
                     2,817    Oklahoma State Housing Finance Agency, S/F Mortgage Revenue Refunding Bonds,
                              2.68% due 8/31/2005                                                                     2,817
                    42,280    Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                              VRDN, Series B, 2.20% due 8/15/2029 (f)(j)                                             42,280
                    36,000    Oklahoma State Water Resource Board, State Loan Program Revenue Bonds, VRDN,
                              Series A, 1.58% due 4/01/2005 (j)                                                      36,000
                     2,116    Tulsa County, Oklahoma, Home Finance Authority Revenue Bonds, 2.921% due 4/03/2006      2,116
                              Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                              VRDN, Series A (j):
                     7,500       2.757% due 4/01/2005                                                                 7,500
                     2,594       AMT, 2.767% due 4/01/2005                                                            2,594

Oregon--0.2%        11,730    ABN Amro Munitops Certificates Trust, Portland, Oregon, GO, VRDN, Series
                              2001-4, 2.32% due 6/01/2009 (f)(j)                                                     11,730
                     4,795    Eagle Tax-Exempt Trust, Oregon State Department of Administrative Services
                              Revenue Bonds, VRDN, Series 2004-1010, Class A, 2.16% due 9/01/2009 (e)(j)              4,795

Pennsylvania--      37,325    Allegheny County, Pennsylvania, GO, Refunding, Series C-50, 1.40% due 5/01/2005        37,325
2.7%                 2,500    Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
                              VRDN, 2.14% due 12/01/2014 (j)                                                          2,500
                    25,240    Dauphin County, Pennsylvania, General Authority, Revenue Refunding Bonds
                              (School District Pooled Financing Program II), VRDN, 2.32% due 9/01/2032 (a)(j)        25,240
                              Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                              Revenue Bonds, VRDN (j):
                    15,600       Mode 1, 2.30% due 8/01/2016                                                         15,600
                    15,100       Series B, 2.30% due 12/01/2020                                                      15,100
                     5,400       Series C, 2.30% due 12/01/2020                                                       5,400
                    15,150       Series D, 2.30% due 12/01/2020                                                      15,150
                              Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (j):
                    13,200       (Pennsylvania Loan Program), Series A, 2.15% due 3/01/2030 (e)                      13,200
                       700       Series D, 2.29% due 3/01/2024                                                          700
                    10,625       Sub-Series A-10, 2.29% due 3/01/2024                                                10,625


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Pennsylvania     $  11,690    Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, VRDN,
(concluded)                   Series 820, 2.16% due 7/01/2022 (f)(j)                                            $    11,690
                    12,000    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 2.15%
                              due 9/15/2020 (j)                                                                      12,000
                     5,000    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                              2.35% due 2/15/2027 (f)(j)                                                              5,000
                     6,700    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                              Revenue Refunding Bonds (Sunoco Inc.--R & M Project), VRDN, AMT, Series B,
                              2.53% due 10/01/2034 (j)                                                                6,700
                     9,590    Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds,
                              VRDN, Series B, 2.15% due 12/01/2012 (j)                                                9,590
                    25,700    Philadelphia, Pennsylvania, School District, GO, TRAN, 3% due 6/30/2005                25,788
                    40,475    Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds,
                              VRDN, 2.29% due 6/15/2023 (e)(j)                                                       40,475

Rhode Island--0.4%            Rhode Island State and Providence Plantations, GO, FLOATS, VRDN (j):
                    26,100       Series 568, 2.16% due 9/01/2017 (f)                                                 26,100
                    16,020       Series 720, 2.16% due 11/01/2022 (b)                                                16,020

South Carolina--    12,195    ABN Amro Munitops Certificates Trust, Lexington County, South Carolina, GO,
0.8%                          VRDN, Series 2001-37, 2.33% due 2/01/2010 (b)(j)                                       12,195
                     5,000    Berkeley County, South Carolina, IDR (Nucor Corporation Project), VRDN, AMT,
                              Series A, 2.34% due 3/01/2029 (j)                                                       5,000
                     6,380    Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment
                              Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT, 2.30% due 4/01/2027 (j)         6,380
                     8,035    Medical University Hospital Authority, South Carolina, Hospital Facilities,
                              Revenue Refunding Bonds, VRDN, Series A-5, 2.17% due 8/15/2027 (f)(j)                   8,035
                    23,000    South Carolina Association of Governmental Organizations, COP, 2.75% due 4/15/2005     23,011
                     6,250    South Carolina Jobs EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT, 2.27%
                              due 12/01/2033 (j)                                                                      6,250
                    12,500    South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS, VRDN,
                              Series 728, 2.16% due 10/01/2022 (a)(j)                                                12,500

South Dakota--      13,300    Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds (Homestake
0.1%                          Mining), VRDN, AMT, Series A, 2.26% due 7/01/2032 (j)                                  13,300

Tennessee--4.6%     16,000    Blount County, Tennessee, Public Building Authority, Local Government Public
                              Improvement Revenue Bonds, VRDN, Series A-4-A, 2.27% due 6/01/2032 (j)                 16,000
                              Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
                              Financing (Tennessee Municipal Bond Fund), VRDN (j):
                    37,605       2.15% due 11/01/2027                                                                37,605
                    66,270       2.15% due 6/01/2029                                                                 66,270
                    11,060       2.22% due 7/01/2031                                                                 11,060
                    10,605       2.22% due 1/01/2033                                                                 10,605
                    10,800       2.22% due 7/01/2034                                                                 10,800
                     1,460    Jackson, Tennessee, Health, Educational & Housing Facilities Board, M/F Housing
                              Revenue Bonds (Villages at Old Hickory Project), VRDN, AMT, 2.69% due 12/01/2005 (j)    1,460
                     8,100    Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company
                              Project), VRDN, 2.12% due 6/01/2023 (j)                                                 8,100
                     6,450    Memphis, Tennessee, Health, Educational and Housing Facility Board, M/F Housing
                              Revenue Bonds (Chickasaw Place Apartments), VRDN, AMT, 2.22% due 6/01/2033 (j)          6,450
                     6,020    Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue Bonds
                              (Not-for-Profit M/F Program), VRDN, 2.17% due 8/01/2032 (j)                             6,020
                              Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                              Bonds, VRDN (j):
                     2,980       (Montgomery County Loan Pool), 2.15% due 7/01/2019                                   2,980
                    27,805       (Tennessee County Loan Pool), 2.15% due 11/01/2027                                  27,805
                       525       (Tennessee County Loan Pool), 2.22% due 4/01/2032                                      525
                              Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement II, VRDN (a)(j):
                     7,100       Series A-1, 2.14% due 6/01/2024                                                      7,100
                     4,630       Series E-2, 2.14% due 6/01/2021                                                      4,630
                     5,000       Series F-3, 2.14% due 6/01/2005                                                      5,000
                              Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement III, VRDN (j):
                    69,900       AMT, Series A, 2.30% due 6/01/2028 (a)                                              69,900
                    10,000       Series D-2, 2.14% due 6/01/2017 (a)                                                 10,000
                     4,350       Series D-6, 2.14% due 6/01/2020 (a)                                                  4,350
                    18,970       Series E-1, 2.14% due 6/01/2025                                                     18,970
                    10,000       Series E-4, 2.14% due 6/01/2025 (a)                                                 10,000
                    37,000    Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement VI, VRDN, Series A-1, 2.27% due 6/01/2029 (j)            37,000


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Tennessee        $   4,635    Shelby County, Tennessee, GO, Refunding, ROCS, VRDN, Series II-R-3023,
(concluded)                   2.32% due 4/01/2020 (f)(j)                                                        $     4,635
                    12,000    Shelby County, Tennessee, Health, Educational and Housing Facilities
                              Board Revenue Bonds (Hutchison School Project), VRDN, 2.15% due 5/01/2026 (j)          12,000
                              Tennessee HDA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series CN-1 (j):
                    15,300       2.272% due 8/11/2005                                                                15,300
                    18,960       2.636% due 8/11/2005                                                                18,960
                    29,500    Tennessee State Local Development Authority Revenue Bonds (Student Loan
                              Program), BAN, Series A, 3% due 5/31/2005                                              29,568

Texas--12.3%        15,750    ABN Amro Munitops Certificates Trust, Houston, Texas, Airport Revenue Bonds,
                              VRDN, AMT, Series 1998-15, 2.39% due 7/05/2006 (b)(j)                                  15,750
                    13,500    ABN Amro Munitops Certificates Trust, San Antonio, Texas, Electric and Gas
                              Revenue Bonds, VRDN, Series 1998-22, 2.33% due 1/03/2007 (f)(j)                        13,500
                    29,950    ABN Amro Munitops Certificates Trust, San Antonio, Texas, Independent School
                              District, VRDN, Series 1999-10, 2.32% due 3/07/2007 (j)                                29,950
                     9,030    ABN Amro Munitops Certificates Trust, Texas Permanent School Fund, Independent
                              School District, GO, VRDN, Series 2001-8, 2.33% due 2/15/2007 (j)                       9,030
                    28,167    Austin, Texas, Utility System, CP, 2.30% due 4/27/2005                                 28,167
                     4,510    Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, ROCS,
                              VRDN, Series II-R-6029, 2.16% due 11/15/2024 (a)(j)                                     4,510
                    10,000    Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                              Revenue Bonds (BASF Corp.), VRDN, AMT, 2.31% due 4/01/2032 (j)                         10,000
                    25,000    Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds
                              (BASF Corporation Project), VRDN, AMT, 2.37% due 5/01/2038 (j)                         25,000
                     5,000    Cameron County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                              VRDN, 2.746% due 9/01/2005 (j)                                                          5,000
                    18,487    Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds, VRDN,
                              AMT, Series A, 2.753% due 7/01/2005 (j)                                                18,487
                     7,370    Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax
                              Revenue Refunding Bonds, ROCS, VRDN, Series II-R-2001, 1.70% due 9/01/2017 (a)(j)       7,370
                     4,000    Corpus Christi, Texas, Industrial Development Crop, IDR (Dedietrich USA
                              Incorporated Project), VRDN, AMT, 2.45% due 11/01/2008 (j)                              4,000
                     3,740    Corpus Christi, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN,
                              Series II-R-2149, 2.32% due 7/15/2024 (e)(j)                                            3,740
                              Dallas-Fort Worth, Texas, International Airport Revenue Bonds, VRDN, AMT (j):
                     4,408       FLOATS, Series 824, 2.38% due 11/01/2015 (a)                                         4,408
                     7,140       PUTTERS, Series 350, 2.35% due 5/01/2011 (f)                                         7,140
                     2,500       PUTTERS, Series 351, 2.19% due 5/01/2008 (e)                                         2,500
                     4,995       PUTTERS, Series 385, 2.19% due 5/01/2008 (b)                                         4,995
                     3,000       ROCS, Series II-R-268, 2.36% due 11/01/2033 (f)                                      3,000
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT (f)(j):
                    25,300       Series SGB-49, 2.25% due 11/01/2023                                                 25,300
                     9,495       Series SGB-52, 2.33% due 11/01/2017                                                  9,495
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN (j):
                    23,885       AMT, Series SGB-46, 2.33% due 11/01/2020 (f)                                        23,885
                     6,600       Series SGB-52, 2.16% due 11/01/2015 (b)                                              6,600
                     2,845    Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, ROCS, VRDN,
                              Series II-R-2078, 2.16% due 12/01/2022 (a)(j)                                           2,845
                     2,500    Denton, Texas, Independent School District, GO, VRDN, Series 2005-A, 2.18%
                              due 8/01/2035 (j)                                                                       2,500
                     8,435    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                              Bonds, VRDN, AMT, Series 2003-0020, Class A, 2.20% due 11/01/2032 (a)(j)                8,435
                     9,900    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C, Class 4301,
                              2.32% due 11/01/2005 (j)                                                                9,900
                     6,000    Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 2.16% due
                              12/01/2026 (j)                                                                          6,000
                     4,915    Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 2.16%
                              due 8/15/2026 (j)                                                                       4,915
                     4,924    El Paso County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                              VRDN, Series A, 2.551% due 12/01/2035 (j)                                               4,924
                     4,500    Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 2.16% due 3/01/2032 (f)(j)           4,500
                     5,300    Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                              Refunding Bonds (Southern Air Transport), VRDN, 2.18% due 3/01/2010 (j)                 5,300
                    19,000    Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                              Bonds (American Aeryl LP Project), VRDN, AMT, 2.20% due 5/01/2038 (j)                  19,000
                              Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds, VRDN, AMT (j):
                    12,500       (Air Products Project), 2.35% due 3/01/2035                                         12,500
                     2,200       (Air Products Project), 2.35% due 12/01/2039                                         2,200
                     2,500       (Waste Management Inc.), Series A, 2.35% due 4/01/2019                               2,500


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Texas            $  10,470    Harris County-Houston, Texas, Sports Authority, Special Revenue Refunding
(concluded)                   Bonds, VRDN, TOCS, Series Z-3, 2.24% due 11/15/2025 (f)(j)                        $    10,470
                              Harris County, Texas, Health Facilities Development Corporation, Revenue
                              Refunding Bonds (Methodist Hospital), VRDN (j):
                   145,770       2.20% due 5/06/2005 (c)(k)                                                         145,770
                    60,000       Series B, 2.07% due 12/01/2032                                                      60,000
                    46,100    Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                              Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT, Series A, 2.29% due
                              2/01/2023 (j)                                                                          46,100
                              Harris County, Texas, Revenue Refunding Bonds, ROCS, VRDN (j):
                    10,305       Series II-R-1030, 2.16% due 8/15/2017 (e)                                           10,305
                     5,410       Series II-R-2101, 2.32% due 8/15/2014 (b)                                            5,410
                     4,503    Houston, Texas, Housing Finance Corporation, S/F Mortgage Revenue Refunding
                              Bonds, VRDN, 2.015% due 10/03/2005 (j)                                                  4,503
                    75,000    Houston, Texas, Independent School District, GO, Refunding (School Building),
                              VRDN, 1.73% due 6/15/2005 (j)                                                          75,000
                              Houston, Texas, Utility System Revenue Refunding Bonds, VRDN (e)(j):
                     5,365       ROCS, Series II-R-4063, 2.32% due 5/15/2021                                          5,365
                     6,000       TOCS, Series A, 2.17% due 5/25/2012                                                  6,000
                     7,800    Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS, VRDN, Series
                              A-128, 2.35% due 12/01/2029 (f)(j)                                                      7,800
                     3,370    Irving, Texas, Independent School District, GO, Refunding, ROCS, VRDN, Series
                              II-R-2028, 2.16% due 2/15/2022 (j)                                                      3,370
                     5,000    Lewisville, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
                              Series 701, 2.16% due 8/15/2010 (b)(j)                                                  5,000
                    10,000    Lower Colorado River Authority, Texas, CP, 2.05% due 5/03/2005                         10,000
                    10,395    Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding
                              Bonds, VRDN, Series 2001-134, Class A, 2.30% due 5/15/2010 (e)(j)                      10,395
                              North Central Texas, CP:
                     7,000       1.88% due 4/05/2005                                                                  7,000
                    24,000       2.03% due 5/04/2005                                                                 24,000
                    17,335    Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
                              Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 2.45% due 12/01/2027 (j)      17,335
                    10,000    Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                              Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN,
                              AMT, 2.35% due 4/01/2036 (j)                                                           10,000
                              Port Arthur, Texas, Navigation District Revenue Bonds, VRDN, AMT (j):
                    20,000       (BASF Corporation Project), 2.31% due 4/01/2033                                     20,000
                    10,000       Multi-Mode (Atofina Petrochemicals), Series B, 2.40% due 4/01/2027                  10,000
                     6,000    Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal
                              Revenue Bonds (Flint Hills Resources LP Project), VRDN, AMT, 2.59% due 1/01/2030 (j)    6,000
                    50,000    Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal,
                              Revenue Refunding Bonds (Flint Hills Resources LP Project), VRDN, AMT, Series A,
                              2.65% due 7/01/2029 (j)                                                                50,000
                    10,000    San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, VRDN, Series SG-51,
                              2.16% due 8/15/2019 (j)                                                                10,000
                    27,000    San Antonio, Texas, Junior Lien Electric and Gas System Revenue Bonds, VRDN,
                              2.20% due 12/01/2005 (j)                                                               27,000
                     4,995    San Marcos, Texas, Consolidated Independent School District, GO, MERLOTS, VRDN,
                              Series C-23, 1.70% due 9/01/2005 (j)                                                    4,995
                     7,915    Southeast Texas Housing Finance Corporation Revenue Bonds, VRDN, 2.855% due
                              4/03/2006 (j)                                                                           7,915
                     8,131    Southeast Texas Housing Finance Corporation, Revenue Refunding Bonds, 2.701%
                              due 4/01/2005                                                                           8,131
                    33,210    Texas Municipal Power Agency Revenue Bonds, Series 91, CP, 1.93% due 4/04/2005         33,210
                    45,000    Texas State, College Student Loan, GO, Refunding, VRDN, AMT, 1.80% due
                              7/01/2005 (j)                                                                          45,000
                   122,000    Texas State, TRAN, 3% due 8/31/2005                                                   122,691
                     2,200    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                              ROCS, VRDN, Series II-R-284, 2.32% due 8/15/2039 (a)(j)                                 2,200
                     5,460    Texas State University, System Financing Revenue Refunding Bonds, ROCS, VRDN,
                              Series II-R-1011, 2.16% due 3/15/2019 (e)(j)                                            5,460
                         4    Travis County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                              VRDN, Series 2001-1, 2.54% due 5/01/2007 (j)                                                4
                    15,200    University of Texas, CP, 1.95% due 4/11/2005                                           15,200
                     5,000    Victoria County, Texas, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series
                              959, 2.16% due 1/01/2016 (a)(j)                                                         5,000
                     6,200    West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                              District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 2.28% due
                              4/01/2031 (j)                                                                           6,200
                     4,775    Williamson County, Texas, GO, Refunding, PUTTERS, VRDN, Series 410, 2.32%
                              due 2/15/2012 (f)(j)                                                                    4,775


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
Utah--0.2%       $   7,400    Intermountain Power Agency, Utah, Power Supply Revenue Bonds, VRDN, Series F,
                              2.02% due 7/01/2018 (a)(j)                                                        $     7,400
                     5,000    Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                              Series C, 2.20% due 5/15/2036 (j)                                                       5,000
                     8,300    Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9,
                              2.33% due 7/01/2034 (a)(j)                                                              8,300

Vermont--0.0%        2,650    Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 2.25% due
                              5/01/2032 (e)(j)                                                                        2,650

Virginia--1.4%                Metropolitan Washington Airports Authority, D.C., Airport System Revenue
                              Refunding Bonds, VRDN, AMT (j):
                    49,040       MERLOTS, Series C35, 1.73% due 10/01/2014 (f)                                       49,040
                     1,700       PUTTERS, Series 404, 2.19% due 10/01/2011 (b)                                        1,700
                     7,725    Metropolitan Washington Airports Authority, D.C., System Revenue Bonds, ROCS,
                              VRDN, Series II-R-195, 2.20% due 10/01/2032 (b)(j)                                      7,725
                              Norfolk, Virginia, CP:
                    36,200       1.98% due 4/06/2005                                                                 36,200
                    38,000       2.03% due 5/06/2005                                                                 38,000

Washington--2.8%    20,000    ABN Amro Munitops Certificates Trust, Port Seattle, Washington Revenue Bonds,
                              VRDN, Series 1998-16, 2.33% due 10/04/2006 (f)(j)                                      20,000
                    12,685    Central Puget Sound, Washington, Regional Transit Authority, Sales and Use
                              Tax Revenue Bonds, ROCS, VRDN, Series II-R-7510, 2.32% due 11/01/2023 (a)(j)           12,685
                    22,900    Clark County, Washington, Public Utility District Number 001, Generating System
                              Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 2.23% due 1/01/2025 (e)(j)        22,900
                     3,000    Eagle Tax-Exempt Trust, Bellevue, Washington, GO, Refunding, VRDN, Series
                              2004-1011, Class A, 2.16% due 12/01/2043 (f)(j)                                         3,000
                    19,000    Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project No. 3),
                              VRDN, Series D-3-1, 2.29% due 7/01/2018 (e)(j)                                         19,000
                     8,945    Grant County, Washington, Public Utility District Number 002, Electric Revenue
                              Refunding Bonds, ROCS, VRDN, Series II-R-2039, 2.16% due 1/01/2019 (e)(j)               8,945
                     1,830    King County, Washington, GO, ROCS, VRDN, Series II-R-5036, 2.32% due
                              12/01/2013 (a)(j)                                                                       1,830
                     5,250    King County, Washington, School District Number 410, Snoqualmie Valley, GO,
                              ROCS, VRDN, Series II-R-4513, 2.16% due 12/01/2020 (e)(j)                               5,250
                    14,745    King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, VRDN, Series
                              554, 2.16% due 7/01/2009 (b)(j)                                                        14,745
                     2,275    Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                              Hydroelectric Revenue Refunding Bonds, VRDN, Series II-R-4026, 2.16% due
                              10/01/2023 (f)(j)                                                                       2,275
                    14,070    Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel
                              Tax, GO, VRDN, Series 2001-112, Class A, 2.23% due 1/07/2021 (j)                       14,070
                     4,965    Port of Seattle, Washington, Revenue Bonds, MERLOTS, VRDN, AMT, Series B04,
                              2.40% due 9/01/2015 (b)(j)                                                              4,965
                     1,000    Port of Seattle, Washington, Revenue Refunding Bonds, FLOATS, VRDN, Series
                              1028, 2.16% due 7/01/2033 (f)(j)                                                        1,000
                     4,965    Seattle, Washington, Water System Revenue Refunding Bonds, ROCS, VRDN, Series
                              II-R-4006, 2.16% due 9/01/2022 (f)(j)                                                   4,965
                    23,500    Snohomish County, Washington, Public Utility District Number 001, Electric
                              Revenue Bonds (Generation System), VRDN, 2.28% due 1/01/2025 (f)(j)                    23,500
                     3,480    Spokane County, Washington, Spokane School District Number 081, GO, ROCS,
                              VRDN, Series II-R-4000, 2.16% due 12/01/2019 (e)(j)                                     3,480
                     5,635    Tacoma, Washington, Convention Center and Parking Revenue Bonds, ROCS, VRDN,
                              Series II-R-2144, 2.32% due 12/01/2022 (f)(j)                                           5,635
                    14,020    Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, VRDN, Series 555,
                              2.16% due 12/01/2009 (b)(j)                                                            14,020
                              Washington State, GO, PUTTERS, VRDN (j):
                    15,075       Series 333, 2.19% due 12/01/2014 (f)                                                15,075
                     5,960       Series 747, 2.16% due 1/01/2013 (e)                                                  5,960
                     4,485       Series 749, 2.16% due 1/01/2013 (e)                                                  4,485
                              Washington State, GO, Refunding, MERLOTS, VRDN (f)(j):
                     5,230       Series A05, 2.35% due 1/01/2013                                                      5,230
                    12,865       Series A57, 2.35% due 1/01/2011                                                     12,865
                              Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                              VRDN, AMT (j):
                     6,400       (Arbors on the Park Project), 2.45% due 10/01/2024                                   6,400
                     9,305       (Courtside Apartments Project), 2.22% due 1/01/2026                                  9,305
                              Washington State Public Power Supply Systems, Electric Revenue Refunding Bonds
                              (Project Number 2), VRDN (f)(j):
                    17,505       Series 2A-1, 2.28% due 7/01/2012                                                    17,505
                    11,440       Series 2A-2, 2.28% due 7/01/2012                                                    11,440


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Schedule of Investments (concluded)                                       Master Tax-Exempt Trust            (In Thousands)
                 Face
State            Amount       Municipal Bonds                                                                      Value
West Virginia--  $  10,695    ABN Amro Munitops Certificates Trust, West Virginia State, GO, VRDN, Series
0.2%                          2000-12, 2.33% due 6/04/2008 (f)(j)                                               $    10,695
                    11,220    Hancock County, West Virginia, County Commission, IDR, Refunding (The BOC
                              Group Inc. Project), VRDN, 2.12% due 8/01/2005 (j)                                     11,220

Wisconsin--1.1%     16,000    Carlton, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company Project),
                              VRDN, Series B, 2.50% due 9/01/2005 (j)                                                16,000
                    14,850    Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901,
                              2.32% due 12/15/2026 (j)                                                               14,850
                     5,000    Eagle Tax-Exempt Trust, Wisconsin State, GO, Refunding, VRDN, Series 2004-1009,
                              Class A, 2.16% due 5/01/2008 (b)(j)                                                     5,000
                     3,170    Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT,
                              2.25% due 8/01/2009 (j)                                                                 3,170
                     2,690    Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS, VRDN, Series II-R-2177, 2.16%
                              due 10/01/2024 (b)(j)                                                                   2,690
                     4,545    Milwaukee, Wisconsin, GO, PUTTERS, VRDN, Series 762, 2.16% due 2/15/2013 (e)(j)         4,545
                    57,570    Wisconsin State, GO, CP, 2% due 4/06/2005                                              57,570
                     6,065    Wisconsin State, Transportation Revenue Refunding Bonds, ROCS, Series
                              II-R-2180, 1.84% due 7/01/2025 (e)(j)                                                   6,065

Wyoming--1.2%       12,960    Lincoln County, Wyoming, PCR, Refunding (PacifiCorp Projects), VRDN, 2.24% due
                              11/01/2024 (a)(j)                                                                      12,960
                    16,960    Sweetwater County, Wyoming, PCR, Refunding (PacifiCorp Project), VRDN, 2.24%
                              due 11/01/2024 (a)(j)                                                                  16,960
                    83,000    Wyoming State Education Fund, TRAN, 3% due 6/24/2005                                   83,275

Puerto Rico--0.3%   12,800    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                              SGA-43, 2.23% due 7/01/2022 (f)(j)                                                     12,800
                              Puerto Rico Government Development Bank, CP:
                     8,712       2.05% due 4/12/2005                                                                  8,712
                    10,000       2.15% due 5/02/2005                                                                 10,000

                              Total Investments (Cost--$9,920,471*)--101.8%                                       9,920,471
                              Liabilities in Excess of Other Assets--(1.8%)                                       (170,664)
                                                                                                                -----------
                              Net Assets--100.0%                                                                $ 9,749,807
                                                                                                                ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured.

(h) Radian Insured.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features which qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) Prerefunded.

    See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Statement of Assets and Liabilities                                                                 Master Tax-Exempt Trust

As of March 31, 2005
Assets

           Investments in unaffiliated securities, at value
           (identified cost--$9,920,470,700)                                                                $ 9,920,470,700
           Cash                                                                                                     234,776
           Receivables:
               Interest                                                                   $    49,204,892
               Contributions                                                                      117,386        49,322,278
                                                                                          ---------------
           Prepaid expenses                                                                                          31,398
                                                                                                            ---------------
           Total assets                                                                                       9,970,059,152
                                                                                                            ---------------

Liabilities

           Payables:
               Securities purchased                                                           218,980,582
               Investment adviser                                                                 977,753
               Other affiliates                                                                   101,693       220,060,028
                                                                                          ---------------
           Accrued expenses and other liabilities                                                                   192,111
                                                                                                            ---------------
           Total liabilities                                                                                    220,252,139
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $ 9,749,807,013
                                                                                                            ===============

Net Assets Consist of

           Investors' capital                                                                               $ 9,749,807,013
                                                                                                            ---------------
           Net Assets                                                                                       $ 9,749,807,013
                                                                                                            ===============

           See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Statement of Operations                                                                             Master Tax-Exempt Trust

For the Year Ended March 31, 2005
Investment Income

           Interest and amortization of premium and discount earned                                         $   146,570,995

Expenses

           Investment advisory fees                                                       $    13,303,547
           Accounting services                                                                  1,292,053
           Custodian fees                                                                         244,045
           Professional fees                                                                      106,058
           Pricing fees                                                                            64,779
           Trustees' fees and expenses                                                             58,529
           Printing and shareholder reports                                                        46,633
           Other                                                                                   92,450
                                                                                          ---------------
           Total expenses                                                                                        15,208,094
                                                                                                            ---------------
           Investment income--net                                                                               131,362,901
                                                                                                            ---------------

Realized Loss--Net

           Realized loss on investments--net                                                                      (941,838)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $   130,421,063
                                                                                                            ===============
           See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Statements of Changes in Net Assets                                                                 Master Tax-Exempt Trust
                                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2005               2004
Operations

           Investment income--net                                                        $    131,362,901  $     98,514,257
           Realized loss--net                                                                   (941,838)         (272,665)
                                                                                         ----------------  ----------------
           Net increase in net assets resulting from operations                               130,421,063        98,241,592
                                                                                         ----------------  ----------------

Capital Transactions

           Proceeds from contributions                                                     42,296,733,453    38,210,930,891
           Fair value of withdrawals                                                     (42,929,977,629)  (38,647,721,740)
                                                                                         ----------------  ----------------
           Net decrease in net assets derived from capital transactions                     (633,244,176)     (436,790,849)
                                                                                         ----------------  ----------------

Net Assets

           Total decrease in net assets                                                     (502,823,113)     (338,549,257)
           Beginning of year                                                               10,252,630,126    10,591,179,383
                                                                                         ----------------  ----------------
           End of year                                                                   $  9,749,807,013  $ 10,252,630,126
                                                                                         ================  ================

           See Notes to Financial Statements.


Financial Highlights                                                                                Master Tax-Exempt Trust
                                                                                                          For the Period
                                                                                  For the Year Ended    February 13, 2003++
The following per share data and ratios have been derived                             March 31,             to March 31,
from information provided in the financial statements.                        2005            2004              2003
Total Investment Return

           Total investment return                                               1.33%               .94%             .68%*
                                                                        ==============     ==============    ==============


Ratios to Average Net Assets

           Expenses                                                               .15%               .15%             .21%*
                                                                        ==============     ==============    ==============
           Investment income and realized gain (loss)--net                       1.31%               .94%            1.04%*
                                                                        ==============     ==============    ==============

Supplemental Data

           Net assets, end of period (in thousands)                     $    9,749,807     $   10,252,630    $   10,591,179
                                                                        ==============     ==============    ==============

             * Annualized.

            ++ Commencement of operations.

               See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005



Notes to Financial Statements
Master Tax-Exempt Trust


1. Significant Accounting Policies:
Master Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2004, the Trust reimbursed FAM $248,516 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Report of Independent Registered Public Accounting Firm
Master Tax-Exempt Trust


To the Investors and Board of Trustees of Master Tax-Exempt Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Tax-Exempt Trust as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt Trust as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 20, 2005



WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Officers and Trustees

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)   Length of                                               Fund Complex   Directorships
                      Held with     Time                                                    Overseen by    Held by
Name, Address & Age   Fund/Trust    Served    Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Interested Trustee


Robert C. Doll, Jr.*  President     2005 to   President of MLIM/FAM-advised funds since     124 Funds      None
P.O. Box 9011         and           present   2005; President of MLIM and FAM since 2001;   163 Portfolios
Princeton,            Trustee                 Co-Head (Americas Region) thereof from 2000
NJ 08543-9011                                 to 2001 and Senior Vice President from 1999
Age: 50                                       to 2001; President and Director of Princeton
                                              Services, Inc. ("Princeton Services") since
                                              2001; President of Princeton Administrators,
                                              L.P. ("Princeton Administrators") since 2001;
                                              Chief Investment Officer of Oppenheimer Funds,
                                              Inc. in 1999 and Executive Vice President
                                              thereof from 1991 to 1999.


* Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton
  Administrators, L.P. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As
  Fund/Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Officers and Trustees (continued)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)   Length of                                               Fund Complex   Directorships
                      Held with     Time                                                    Overseen by    Held by
Name, Address & Age   Fund/Trust    Served    Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Trustees*

Ronald W. Forbes      Trustee       2003 to   Professor Emeritus of Finance, School of      48 Funds       None
P.O. Box 9095                       present   Business, State University of New York at     48 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant,
Age: 64                                       Urban Institute from 1995 to 1999.


Cynthia A. Montgomery Trustee       2003 to   Professor, Harvard Business School since      48 Funds       Newell
P.O. Box 9095                       present   1989; Associate Professor, J.L. Kellogg       48 Portfolios  Rubbermaid, Inc.
Princeton,                                    Graduate School of Management, Northwestern                  (manufacturing)
NJ 08543-9095                                 University from 1985 to 1989; Associate
Age: 52                                       Professor, Graduate School of Business
                                              Administration, University of Michigan
                                              from 1979 to 1985; Director, Harvard
                                              Business School of Publishing since 2005.


Jean Margo Reid       Trustee       2004 to   Self-employed consultant since 2001;          48 Funds       None
P.O. Box 9095                       present   Counsel of Alliance Capital Management        48 Portfolios
Princeton,                                    (investment adviser) in 2000; General
NJ 08543-9095                                 Counsel, Director and Secretary of Sanford C.
Age: 59                                       Bernstein & Co., Inc. (investment adviser/
                                              broker-dealer) from 1997 to 2000; Secretary,
                                              Sanford C. Bernstein Fund, Inc. from 1994
                                              to 2000; Director and Secretary of SCB, Inc.
                                              since 1998; Director and Secretary of SCB
                                              Partners, Inc. since 2000; Director of
                                              Covenant House from 2001 to 2004.


Roscoe S. Suddarth    Trustee       2003 to   President, Middle East Institute from 1995    48 Funds       None
P.O. Box 9095                       present   to 2001; Foreign Service Officer, United      48 Portfolios
Princeton,                                    States Foreign Service from 1961 to 1995;
NJ 08543-9095                                 Career Minister from 1989 to 1995; Deputy
Age: 69                                       Inspector General, U.S. Department of State
                                              from 1991 to 1994; U.S. Ambassador to The
                                              Hashemite Kingdom of Jordan from 1987 to 1990.


Richard R. West       Trustee       2003 to   Professor of Finance from 1984 to 1995,       48 Funds       Bowne & Co.,
P.O. Box 9095                       present   Dean from 1984 to 1993 and since 1995         48 Portfolios  Inc. (financial
Princeton,                                    Dean Emeritus of New York University                         printers);
NJ 08543-9095                                 Leonard N. Stern School of Business                          Vornado
Age: 67                                       Administration.                                              Realty Trust
                                                                                                           (real estate
                                                                                                           company);
                                                                                                           Alexander's, Inc.
                                                                                                           (real estate
                                                                                                           company)


Edward D. Zinbarg     Trustee       2003 to   Self-employed financial consultant since      48 Funds       None
P.O. Box 9095                       present   1994; Executive Vice President of The         48 Portfolios
Princeton,                                    Prudential Insurance Company of America
NJ 08543-9095                                 from 1988 to 1994; former Director of
Age: 70                                       Prudential Reinsurance Company and former
                                              Trustee of The Prudential Foundation.


* Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Officers and Trustees (concluded)

                      Position(s)   Length of
                      Held with     Time
Name, Address & Age   Fund/Trust    Served    Principal Occupation(s) During Past 5 Years
Fund Officers*

Donald C. Burke       Vice          2003 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011         President     present   1999; Senior Vice President and Treasurer of Princeton Services since 1999
Princeton,            and           and       and Director since 2004; Vice President of FAMD since 1999; Vice President
NJ 08543-9011         Treasurer     1999 to   of MLIM and FAM from 1990 to 1997; Director of Taxation of MLIM from 1990
Age: 44                             present   to 2001; Vice President, Treasurer and Secretary of the IQ Funds since 2004.



Kenneth A. Jacob      Senior        2003 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice          present   of MLIM from 1997 to 2000.
Princeton,            President
NJ 08543-9011
Age: 54


John M. Loffredo      Senior        2003 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice          present   of MLIM from 1998 to 2000.
Princeton,            President
NJ 08543-9011
Age: 41


Peter J. Hayes        Vice          2003 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         President     present   of MLIM from 1997 to 2000.
Princeton,
NJ 08543-9011
Age: 45


Jeffrey Hiller        Chief         2004 to   Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
P.O. Box 9011         Compliance    present   and Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief
Princeton,            Officer                 Compliance Officer of the IQ Funds since 2004; Global Director of Compliance
NJ 08543-9011                                 at Morgan Stanley Investment Management from 2002 to 2004; Managing Director
Age: 53                                       and Global Director of Compliance at Citigroup Asset Management from 2000 to
                                              2002; Chief Compliance Officer at Soros Fund Management in 2000; Chief
                                              Compliance Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the Commission's Division of Enforcement in Washington, D.C. from 1990 to 1995.


Alice A. Pellegrino   Secretary     2004 to   Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from
P.O. Box 9011                       present   1999 to 2002; Attorney associated with MLIM since 1997; Secretary of MLIM,
Princeton,                                    FAM, FAMD and Princeton Services since 2004.
NJ 08543-9011
Age: 45


* Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*


* For inquiries regarding your WCMA
  account, call 800-262-4636.



Effective January 1, 2005, Terry K. Glenn, President and Trustee and Kevin A. Ryan, Trustee of WCMA Tax-Exempt Fund and Master Tax-Exempt Trust retired. The Fund's/Trust's Board of Trustees wishes Messrs. Glenn and Ryan well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Fund and the Trust.


WCMA TAX-EXEMPT FUND, MARCH 31, 2005


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes,
           (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 -   Principal Accountant Fees and Services

   WCMA Tax-Exempt Fund
   (a) Audit Fees -     Fiscal Year Ending March 31, 2005 - $6,500
                        Fiscal Year Ending March 31, 2004 - $6,200

   (b) Audit-Related Fees -
                        Fiscal Year Ending March 31, 2005 - $0
                        Fiscal Year Ending March 31, 2004 - $0

   (c) Tax Fees -       Fiscal Year Ending March 31, 2005 - $5,700
                        Fiscal Year Ending March 31, 2004 - $5,200

   The nature of the services include tax compliance, tax advice and tax planning.

   (d) All Other Fees - Fiscal Year Ending March 31, 2005 - $0
                        Fiscal Year Ending March 31, 2004 - $0


   Master Tax-Exempt Trust
   (a) Audit Fees -     Fiscal Year Ending March 31, 2005 - $35,000
                        Fiscal Year Ending March 31, 2004 - $33,000

   (b) Audit-Related Fees -
                        Fiscal Year Ending March 31, 2005 - $0
                        Fiscal Year Ending March 31, 2004 - $0

   (c) Tax Fees -       Fiscal Year Ending March 31, 2005 - $6,500
                        Fiscal Year Ending March 31, 2004 - $6,000

   The nature of the services include tax compliance, tax advice and tax planning.

   (d) All Other Fees - Fiscal Year Ending March 31, 2005 - $0
                        Fiscal Year Ending March 31, 2004 - $0

   (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

   (e)(2)  0%

   (f) Not Applicable

   (g) Fiscal Year Ending March 31, 2005 - $10,018,400
       Fiscal Year Ending March 31, 2004 - $16,708,160

   (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

   Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 -   Disclosure of Proxy Voting Policies and Procedures for
           Closed-End Management Investment Companies - Not
           Applicable

Item 8 -   Portfolio Managers of Closed-End Management Investment
           Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not
           Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not
           Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:     /s/ Robert C. Doll, Jr.
       -------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Robert C. Doll, Jr.
       --------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 23, 2005


By:     /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 23, 2005